UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Marc L. Collins

325 N. LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant's telephone number, including area code: 312-832-1440

Date of fiscal year end:	09/30

Date of reporting period:	12/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 64.49%
164,346	Adams Diversified Equity Fund, Inc.	$2,470,120
156,689	AllianzGI Equity & Convertible Income Fund	3,310,839
557,450	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	7,274,723
736,798	Alpine Total Dynamic Dividend Fund	6,977,477
480,995	BlackRock Credit Allocation Income Trust	6,406,854
67,320	BlackRock Debt Strategies Fund, Inc.	787,644
40,345	BlackRock Multi-Sector Income Trust	732,262
180,085	BlackRock Resources & Commodities Strategy Trust	1,759,431
44,430	Blackstone/GSO Long-Short Credit Income Fund	707,326
65,326	Boulder Growth & Income Fund, Inc.	724,465
477,267	Central Fund of Canada, Ltd., Class A	6,395,378
191,628	Clough Global Equity Fund	2,562,066
583,523	Clough Global Opportunities Fund	6,348,730
405,794	Cornerstone Strategic Value Fund, Inc.	6,277,633
61,380	Cornerstone Total Return Fund, Inc.	938,193
118,905	Eaton Vance Limited Duration Income Fund	1,623,053
196,154	Gabelli Equity Trust, Inc.	1,214,193
168,547	General American Investors Co., Inc.	5,798,017
165,186	Invesco Dynamic Credit Opportunities Fund	1,934,328
176,937	Kayne Anderson MLP Investment Co.	3,370,650
308,475	Legg Mason BW Global Income Opportunities Fund, Inc.	3,939,226
4,892,746	Liberty All Star® Equity Fund	30,824,300
89,235	LMP Capital and Income Fund, Inc.	1,244,828
53,534	Morgan Stanley Emerging Markets Debt Fund, Inc.	534,269
94,788	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	729,868
73,566	Neuberger Berman High Yield Strategies Fund, Inc.	865,136
202,460	NexPoint Credit Strategies Fund	5,120,213
292,906	Nuveen AMT-Free Municipal Income Fund	4,027,458
315,637	Nuveen Credit Strategies Income Fund	2,594,536
248,728	Nuveen Dividend Advantage Municipal Fund	3,497,116
245,137	Nuveen Intermediate Duration Quality Municipal Term Fund	3,154,913
254,206	Nuveen Mortgage Opportunity Term Fund	6,276,346
89,136	Nuveen Mortgage Opportunity Term Fund 2	2,116,089
7,721	PIMCO Dynamic Credit Income Fund	173,259
68,295	Prudential Global Short Duration High Yield Fund, Inc.	984,131
409,382	Royce Micro-Cap Trust, Inc.	3,864,566
313,910	Royce Value Trust, Inc.	5,075,925
908,070	Sprott Focus Trust, Inc.	7,191,914
1,050,184	Templeton Global Income Fund	6,784,189
304,950	Tri-Continental Corp.	8,215,353
85,156	Virtus Total Return Fund, Inc.	1,098,512
725,735	Western Asset Emerging Markets Income Fund, Inc.	11,285,179
1,196,160	Western Asset High Income Opportunity Fund, Inc.	6,064,531

TOTAL CLOSED-END FUNDS
(Cost $160,449,320)		183,275,239

BUSINESS DEVELOPMENT COMPANIES - 1.22%
92,177	Ares Capital Corp.	1,449,023
73,641	Corporate Capital Trust, Inc.	1,176,783

Shares/Description				Value
113,626	FS Investment Corp.			$835,151

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $3,633,770)				3,460,957

COMMON STOCKS - 2.70%
312,321	Andina Acquisition Corp. II(a)			3,216,906
28,425	Atlantic Acquisition Corp.(a)			280,271
43,058	Big Rock Partners Acquisition Corp.(a)			440,690
36,479	Black Ridge Acquisition Corp.(a)			352,387
54,640	CM Seven Star Acquisition Corp.(a)			527,276
22,174	Draper Oakwood Technology Acquisition, Inc., Class A(a)			216,640
50,015	Haymaker Acquisition Corp.(a)			495,149
29,517	Industrea Acquisition Corp., Class A(a)			286,905
35,905	Legacy Acquisition Corp.(a)			356,896
51,077	Leisure Acquisition Corp.(a)			505,662
34,474	Osprey Energy Acquisition Corp.(a)			330,950
68,872	Pensare Acquisition Corp.(a)			665,304

TOTAL COMMON STOCKS
(Cost $7,564,983)				7,675,036

EXCHANGE-TRADED FUNDS - 14.26%
135,594	Market Vectors® Gold Miners ETF			3,151,205
307,565	PowerShares® FTSE RAFI Emerging Markets Portfolio			6,867,926
100,632	PowerShares® FTSE RAFI US 1000 Portfolio			11,429,782
126,277	Vanguard® FTSE Developed Markets ETF			5,664,786
291,859	Vanguard® FTSE Emerging Markets ETF			13,399,247

TOTAL EXCHANGE-TRADED FUNDS
(Cost $34,095,452)				40,512,946

PREFERRED STOCKS - 2.04%
39,580	General American Investors Co., Inc., Series B, 5.950%(b)			1,052,432
18,595	Harvest Capital Credit Corp., 6.125%, 09/15/2022			473,243
61,842	KCAP Financial, Inc., 6.125%, 09/30/2022			1,552,234
36,985	MVC Capital, Inc., 6.250%, 11/30/2022			955,693
68,081	TriplePoint Venture Growth Corp., 5.750%, 07/15/2022			1,761,936

TOTAL PREFERRED STOCKS
(Cost $5,573,996)				5,795,538

U.S. GOVERNMENT BONDS AND NOTES - 5.29%
15,151,100	U.S. Treasury Notes	1.13%	01/31/2019	15,036,682

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $15,040,617)				15,036,682

RIGHTS - 0.03%
28,425	Atlantic Acquisition Corp., Strike Price 11.50, Expires 12/31/2049(a)			12,507
18,240	Black Ridge Acquisition Corp., Strike Price 11.50, Expires 10/25/2022(a)			5,107
54,640	CM Seven Star Acquisition Corp., Strike Price 11.50, Expires 11/06/2018(a)			17,485
22,174	Draper Oakwood Technology Acquisition, Inc., Strike Price 11.50, Expires 09/30/2024(a)			10,644

Shares/Description		Value
68,872	Pensare Acquisition Corp., Strike Price 11.50, Expires 08/08/2022(a)	$34,436

TOTAL RIGHTS
(Cost $74,986)		80,179

WARRANTS - 0.03%
54,718	Black Ridge Acquisition Corp., Strike Price 11.50, Expires 10/25/2022(a)	18,057
27,320	CM Seven Star Acquisition Corp., Strike Price 11.50, Expires 11/06/2018(a)	7,923
11,087	Draper Oakwood Technology Acquisition, Inc., Strike Price 11.50, Expires 09/30/2024(a)	5,654
28,115	I-AM Capital Acquisition Co., Strike Price 11.50, Expires 10/09/2022(a)	9,278
29,517	Industrea Acquisition Corp., Strike Price 11.50, Expires 08/01/2024(a)	12,423
17,237	Osprey Energy Acquisition Corp., Strike Price 11.50, Expires 08/15/2022(a)	12,066
34,436	Pensare Acquisition Corp., Strike Price 11.50, Expires 08/08/2022(a)	18,940

TOTAL WARRANTS
(Cost $83,693)		84,341

SHORT-TERM INVESTMENTS - 10.40%
Money Market Fund
29,552,934	State Street Institutional Trust (7 Day Yield 1.27%)	29,552,934

TOTAL SHORT-TERM INVESTMENTS
(Cost $29,552,934)		29,552,934

TOTAL INVESTMENTS - 100.46%
(Cost $256,069,751)		285,473,852
CASH SEGREGATED AT CUSTODIAN FOR TOTAL RETURN SWAP CONTRACTS - 0.14%		400,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.60)%		(1,698,879)
NET ASSETS - 100.00%		$284,174,973

(a)	Non-income producing security.
(b)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 26.08%
180,828	Advent Claymore Convertible Securities and Income Fund	$2,871,549
751,247	Advent Claymore Convertible Securities and Income Fund II	4,499,969
104,860	Advent/Claymore Enhanced Growth & Income Fund	873,977
340,235	AllianceBernstein National Municipal Income Fund, Inc.	4,559,149
585,360	Ares Dynamic Credit Allocation Fund, Inc.	9,611,611
2,529,112	BlackRock Corporate High Yield Fund, Inc.	27,668,485
1,777,917	BlackRock Credit Allocation Income Trust	23,681,854
1,185,775	BlackRock Debt Strategies Fund, Inc.	13,873,567
179,684	BlackRock Limited Duration Income Trust	2,855,179
580,053	BlackRock Multi-Sector Income Trust	10,527,962
458,778	BlackRock Muni Intermediate Duration Fund, Inc.	6,386,190
503,955	Blackstone / GSO Strategic Credit Fund	7,917,133
856,365	Brookfield Real Assets Income Fund, Inc.	20,013,250
453,240	Deutsche High Income Opportunities Fund, Inc.	6,807,665
606,777	Deutsche Multi-Market Income Trust	5,369,976
2,912,625	Eaton Vance Limited Duration Income Fund	39,757,331
940,567	Eaton Vance Senior Income Trust	6,132,497
1,728,953	Invesco Dynamic Credit Opportunities Fund	20,246,040
219,867	Invesco High Income Trust II	3,234,243
2,640,066	Invesco Senior Income Trust	11,589,890
489,739	Legg Mason BW Global Income Opportunities Fund, Inc.	6,253,967
784,804	MFS Charter Income Trust	6,655,138
252,833	MFS Multimarket Income Trust	1,534,696
483,942	Morgan Stanley Emerging Markets Debt Fund, Inc.	4,829,741
1,545,441	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	11,899,896
230,385	Morgan Stanley Income Securities, Inc.	4,227,565
447,751	Neuberger Berman High Yield Strategies Fund, Inc.	5,265,552
46,209	NexPoint Credit Strategies Fund	1,168,626
2,581,809	Nuveen AMT-Free Municipal Income Fund	35,499,874
2,337,737	Nuveen Credit Strategies Income Fund	19,216,198
1,247,838	Nuveen Dividend Advantage Municipal Fund	17,544,602
471,657	Nuveen Global High Income Fund	7,975,720
242,906	PIMCO Dynamic Credit Income Fund	5,450,811
922,310	Prudential Global Short Duration High Yield Fund, Inc.	13,290,487
631,996	Prudential Short Duration High Yield Fund, Inc.	9,334,581
1,258,342	Templeton Emerging Markets Income Fund	14,055,680
2,620,698	Templeton Global Income Fund	16,929,709
2,630,151	Voya Prime Rate Trust	13,334,866
632,036	Wells Fargo Advantage Income Opportunities Fund	5,309,102
2,487,720	Western Asset Emerging Markets Income Fund, Inc.	38,684,046
1,351,054	Western Asset Global High Income Fund, Inc.	13,807,772
776,102	Western Asset High Income Fund II, Inc.	5,409,431
5,672,676	Western Asset High Income Opportunity Fund, Inc.	28,760,467
858,840	Western Asset High Yield Defined Opportunity Fund, Inc.	12,985,661
1,795,762	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	20,507,602
793,644	Western Asset/Claymore Inflation-Linked Securities & Income Fund	9,357,063

TOTAL CLOSED-END FUNDS
(Cost $557,128,500)		557,766,370

BUSINESS DEVELOPMENT COMPANIES - 1.52%
1,062,978	Ares Capital Corp.	16,710,014

Shares/Description		Value
612,142	Corporate Capital Trust, Inc.	$9,782,029
816,944	FS Investment Corp.	6,004,539

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $33,981,603)		32,496,582

COMMON STOCKS - 0.07%
32,970	Energy XXI Gulf Coast, Inc.(a)	189,248
6,082	Pacific Rubiales Energy Corp.(a)	191,605
52,330	SandRidge Energy, Inc.(a)	1,102,593

TOTAL COMMON STOCKS
(Cost $4,514,723)		1,483,446

OPEN-END FUNDS - 1.33%
2,918,669	RiverNorth/Oaktree High Income Fund, Class I, Class I(b)	28,337,939

TOTAL OPEN-END FUNDS
(Cost $28,567,896)		28,337,939

PREFERRED STOCKS - 1.66%
120,000	Annaly Capital, Series F, 6.950%(a)	3,098,400
62,871	GDL Fund, Series B, 3.000%	3,161,783
81,800	Gladstone Investment Corp., 6.250%, 09/30/2023	2,094,464
128,627	Gladstone Investment Corp., Series C, 6.500%	3,274,046
125,774	Kayne Anderson MLP Investment Co., Series F, 3.500%	3,175,806
225,146	KCAP Financial, Inc., 6.125%, 09/30/2022	5,651,165
296,109	MVC Capital, Inc., 6.250%, 11/30/2022	7,651,456
37,669	Oaktree Specialty Lending Corp., 6.125%, 04/30/2028	949,262
247,369	TriplePoint Venture Growth Corp., 5.750%, 07/15/2022	6,401,910

TOTAL PREFERRED STOCKS
(Cost $34,789,085)		35,458,292

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 0.44%
United States - 0.44%
40,068	Hercules Capital, Inc.	6.25%	07/30/2024	1,026,542
147,545	Main Street Capital Corp.	6.13%	04/01/2023	3,726,559
68,849	THL Credit, Inc.	6.75%	11/15/2021	1,735,683
112,010	THL Credit, Inc.	6.75%	12/30/2022	2,886,498
				9,375,282

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $9,162,761)				9,375,282

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 2.11%
Australia - 0.18%
$1,000,000	APT Pipelines, Ltd.(c)	4.25%	07/15/2027	1,036,536
585,000	Australia & New Zealand Banking Group, Ltd.(c)	4.88%	01/12/2021	624,192
750,000	Commonwealth Bank of Australia(c)	2.75%	03/10/2022	752,508
510,000	Macquarie Group, Ltd.(c)(d)	3M US L + 1.023%	11/28/2023	506,450
500,000	Sydney Airport Finance Co. Pty, Ltd.(c)	3.38%	04/30/2025	498,859
500,000	Sydney Airport Finance Co. Pty, Ltd.(c)	3.63%	04/28/2026	505,763
				3,924,308

Principal Amount/Description		Rate	Maturity	Value
Bermuda - 0.03%
$200,000	Digicel Group, Ltd.(c)	7.13%	04/01/2022	$185,954
400,000	Digicel Group, Ltd.(e)	7.13%	04/01/2022	371,904
				557,858
Brazil - 0.03%
1,500,000	OAS Finance, Ltd.(c)(f)(g)	8.88%	Perpetual Maturity	78,750
450,000	Vale Overseas, Ltd.	5.88%	06/10/2021	491,175
				569,925
British Virgin Islands - 0.01%
300,000	CNOOC Finance 2011, Ltd.(e)	4.25%	01/26/2021	312,107

Canada - 0.13%
335,000	1011778 BC ULC / New Red Finance, Inc.(c)	4.25%	05/15/2024	335,000
395,000	Bank of Montreal(d)	3.80%	12/15/2032	391,003
765,000	Canadian Natural Resources, Ltd.	2.95%	01/15/2023	762,350
500,000	Fortis, Inc.	2.10%	10/04/2021	488,445
340,000	Kronos Acquisition Holdings, Inc.(c)	9.00%	08/15/2023	318,750
140,000	MEG Energy Corp.(c)	7.00%	03/31/2024	118,825
260,000	Telesat Canada / Telesat LLC(c)	8.88%	11/15/2024	291,850
				2,706,223
Cayman Islands - 0.19%
200,000	CK Hutchison International 17 II, Ltd.(c)	2.25%	09/29/2020	198,033
200,000	CK Hutchison International 17, Ltd.(c)	3.50%	04/05/2027	200,170
200,000	CK Hutchison International 17, Ltd.(e)	2.88%	04/05/2022	199,411
476,487	Guanay Finance, Ltd.(e)	6.00%	12/15/2020	491,758
200,000	Hutchison Whampoa International 12 II, Ltd.(e)	3.25%	11/08/2022	202,339
1,125,178	Interoceanica IV Finance, Ltd.(e)(h)	0.00%	11/30/2025	964,840
1,000,000	Lima Metro Line 2 Finance, Ltd.(c)	5.88%	07/05/2034	1,084,250
400,000	SPARC EM SPC Panama Metro Line 2 SP(c)(h)	0.00%	12/05/2022	368,000
500,000	SPARC EM SPC Panama Metro Line 2 SP(e)(h)	0.00%	12/05/2022	460,000
				4,168,801
Chile - 0.17%
200,000	Banco de Credito e Inversiones(e)	4.00%	02/11/2023	209,027
300,000	Banco del Estado de Chile(e)	4.13%	10/07/2020	313,448
150,000	Banco del Estado de Chile(e)	3.88%	02/08/2022	156,615
700,000	Embotelladora Andina SA(e)	5.00%	10/01/2023	772,781
900,000	Empresa de Transporte de Pasajeros Metro SA(c)	5.00%	01/25/2047	990,225
300,000	Engie Energia Chile SA(e)	5.63%	01/15/2021	324,881
800,000	Itau CorpBanca(e)	3.88%	09/22/2019	816,703
				3,583,680
China - 0.08%
200,000	Alibaba Group Holding, Ltd.	2.80%	06/06/2023	199,550
800,000	CNPC HK Overseas Capital, Ltd.(e)	4.50%	04/28/2021	840,934
800,000	Sinopec Group Overseas Development 2016, Ltd.(e)	2.75%	09/29/2026	760,087
				1,800,571
Colombia - 0.01%
100,000	Bancolombia SA	6.13%	07/26/2020	107,125

Costa Rica - 0.01%
200,000	Banco de Costa Rica(e)	5.25%	08/12/2018	200,750

Principal Amount/Description		Rate	Maturity	Value
Dominican Republic - 0.01%
$300,000	Banco de Reservas de la Republica Dominicana(c)	7.00%	02/01/2023	$317,764

France - 0.03%
631,000	Orange SA	2.75%	02/06/2019	634,614

Great Britain - 0.15%
155,000	AstraZeneca PLC	2.38%	11/16/2020	154,861
255,000	AstraZeneca PLC	2.38%	06/12/2022	252,207
1,188,000	British Telecommunications PLC	5.95%	01/15/2018	1,189,600
330,000	Delphi Technologies PLC(c)	5.00%	10/01/2025	334,950
530,000	Lloyds Banking Group PLC(d)	3M US L + 1.205%	11/07/2028	525,936
765,000	Royal Bank of Scotland Group PLC(d)	3M US L + 1.48%	05/15/2023	767,344
				3,224,898
Guatemala - 0.01%
200,000	Energuate Trust(c)	5.88%	05/03/2027	207,480

India - 0.07%
200,000	Adani Ports & Special Economic Zone, Ltd.(e)	3.95%	01/19/2022	204,378
300,000	Bharti Airtel, Ltd.(e)	4.38%	06/10/2025	305,666
200,000	Export-Import Bank of India	3.13%	07/20/2021	201,288
300,000	Export-Import Bank of India	4.00%	01/14/2023	311,152
200,000	Indian Oil Corp., Ltd.	5.63%	08/02/2021	217,449
200,000	Indian Oil Corp., Ltd.	5.75%	08/01/2023	223,131
				1,463,064
Ireland - 0.05%
535,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.50%	01/15/2025	531,010
415,000	Shire Acquisitions Investments Ireland DAC	2.88%	09/23/2023	408,444
				939,454
Isle Of Man - 0.03%
600,000	Gohl Capital, Ltd.	4.25%	01/24/2027	616,300

Israel - 0.04%
900,000	Israel Electric Corp., Ltd.(c)	5.00%	11/12/2024	959,373

Japan - 0.05%
355,000	Mizuho Financial Group, Inc.(d)	3M US L + 0.88%	09/11/2022	357,636
350,000	Sumitomo Mitsui Financial Group, Inc.	2.93%	03/09/2021	353,442
310,000	Sumitomo Mitsui Financial Group, Inc.	2.06%	07/14/2021	303,927
				1,015,005
Luxembourg - 0.02%
270,000	Actavis Funding SCS	2.35%	03/12/2018	270,224
245,000	Intelsat Jackson Holdings SA	7.25%	10/15/2020	231,525
				501,749
Malaysia - 0.10%
600,000	Axiata SPV2 Bhd	3.47%	11/19/2020	607,879
800,000	Malayan Banking Bhd(d)	3.91%	10/29/2026	818,492
300,000	Petronas Capital, Ltd.(e)	3.50%	03/18/2025	308,120
500,000	Petronas Global Sukuk, Ltd.(e)	2.71%	03/18/2020	501,166
				2,235,657
Mauritius - 0.01%
200,000	UPL Corp., Ltd.(e)	3.25%	10/13/2021	199,684

Principal Amount/Description		Rate	Maturity	Value
Mexico - 0.12%
$100,000	America Movil SAB de CV	5.00%	03/30/2020	$105,497
600,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander(d)(e)	5.95%	01/30/2024	626,250
200,000	Fomento Economico Mexicano SAB de CV	2.88%	05/10/2023	198,146
200,000	Grupo Idesa SA de CV(c)	7.88%	12/18/2020	189,000
200,000	Grupo Idesa SA de CV(e)	7.88%	12/18/2020	189,000
950,000	Mexico City Airport Trust(c)	4.25%	10/31/2026	973,750
310,000	Petroleos Mexicanos	6.75%	09/21/2047	324,368
				2,606,011
Netherlands - 0.07%
400,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(c)	7.95%	05/11/2026	435,000
500,000	Bharti Airtel International Netherlands BV(e)	5.13%	03/11/2023	530,845
605,000	Teva Pharmaceutical Finance Netherlands III BV	2.80%	07/21/2023	527,419
				1,493,264
Panama - 0.13%
398,154	Aeropuerto Internacional de Tocumen SA	5.75%	10/09/2023	428,513
500,000	Banco de Credito del Peru/Panama(e)	2.25%	10/25/2019	500,625
100,000	Banco de Credito del Peru/Panama(e)	5.38%	09/16/2020	106,750
700,000	Banco Internacional del Peru SAA/Panama(e)	5.75%	10/07/2020	754,250
150,000	Banco Latinoamericano de Comercio Exterior SA(e)	3.25%	05/07/2020	152,062
259,249	ENA Norte Trust(e)	4.95%	04/25/2023	270,591
600,000	Global Bank Corp.(e)	5.13%	10/30/2019	621,720
				2,834,511
Peru - 0.02%
100,000	BBVA Banco Continental SA(e)	5.00%	08/26/2022	108,125
200,000	Fondo MIVIVIENDA SA(c)	3.50%	01/31/2023	201,280
200,000	Pesquera Exalmar SAA(e)	7.38%	01/31/2020	198,069
				507,474
Philippines - 0.04%
300,000	BDO Unibank, Inc.	2.63%	10/24/2021	297,575
600,000	BDO Unibank, Inc.	2.95%	03/06/2023	590,497
				888,072
Singapore - 0.21%
600,000	BPRL International Singapore Pte., Ltd.	4.38%	01/18/2027	621,182
700,000	DBS Group Holdings, Ltd.(c)(d)	3M US L + 0.62%	07/25/2022	704,205
200,000	DBS Group Holdings, Ltd.(d)(e)	3M US L + 0.49%	06/08/2020	200,902
200,000	ONGC Videsh Vankorneft Pte, Ltd.	2.88%	01/27/2022	197,899
600,000	ONGC Videsh Vankorneft Pte, Ltd.	3.75%	07/27/2026	598,743
482,000	Oversea-Chinese Banking Corp., Ltd.(d)(e)	4.00%	10/15/2024	490,980
200,000	SingTel Group Treasury Pte, Ltd.	4.50%	09/08/2021	212,801
750,000	Temasek Financial I, Ltd.(e)	2.38%	01/23/2023	741,946
400,000	United Overseas Bank, Ltd.(d)	3.75%	09/19/2024	406,222

Principal Amount/Description		Rate	Maturity	Value
$400,000	United Overseas Bank, Ltd.(d)	3.50%	09/16/2026	$403,252
				4,578,132
South Korea - 0.03%
550,000	Korea Expressway Corp.(c)(d)	3M US L + 0.70%	04/20/2020	550,202

Spain - 0.03%
600,000	Banco Santander SA(d)	3M US L + 1.09%	02/23/2023	604,110

Switzerland - 0.03%
530,000	Credit Suisse Group AG(c)(d)	3M US L + 1.20%	12/14/2023	535,391

United Arab Emirates - 0.02%
325,000	DAE Funding LLC(c)	5.00%	08/01/2024	321,750

TOTAL FOREIGN CORPORATE BONDS
(Cost $46,474,415)				45,165,307

U.S. CORPORATE BONDS - 2.84%
Advertising - 0.03%
635,000	Omnicom Group, Inc.	3.60%	04/15/2026	643,367

Aerospace/Defense - 0.05%
365,000	Lockheed Martin Corp.	4.70%	05/15/2046	427,213
336,000	The Boeing Co.	6.88%	03/15/2039	494,746
170,000	TransDigm, Inc.	6.38%	06/15/2026	172,762
				1,094,721
Agriculture - 0.02%
95,000	BAT Capital Corp.(c)(d)	3M US L + 0.88%	08/15/2022	96,197
390,000	Reynolds American, Inc.	4.00%	06/12/2022	407,847
				504,044
Airlines - 0.01%
255,000	Delta Air Lines, Inc.	3.63%	03/15/2022	258,983

Auto Manufacturers - 0.06%
305,000	Ford Motor Co.	7.45%	07/16/2031	399,483
185,000	General Motors Co.(d)	3M US L + 0.80%	08/07/2020	186,178
755,000	General Motors Financial Co., Inc.	3.95%	04/13/2024	778,156
				1,363,817
Banks - 0.17%
285,000	Bank of America Corp.	2.50%	10/21/2022	282,119
330,000	Bank of America Corp.(d)	3M US L + 1.02%	04/24/2023	330,644
755,000	Citigroup, Inc.(d)	3M US L + 1.10%	05/17/2024	767,187
505,000	Morgan Stanley	2.75%	05/19/2022	503,392
520,000	Morgan Stanley(d)	3M US L + 1.34%	07/22/2028	525,264
110,000	MUFG Americas Holdings Corp.	2.25%	02/10/2020	109,430
660,000	The Goldman Sachs Group, Inc.(d)	3M US L + 0.78%	10/31/2022	661,219
495,000	Wells Fargo & Co.	3.07%	01/24/2023	498,941
				3,678,196
Beverages - 0.02%
300,000	Anheuser-Busch InBev Finance, Inc.	4.90%	02/01/2046	348,779

Biotechnology - 0.03%
520,000	Celgene Corp.	4.35%	11/15/2047	541,902

Principal Amount/Description		Rate	Maturity	Value
Chemicals - 0.06%
$315,000	Ashland, Inc.	4.75%	08/15/2022	$328,387
340,000	Hexion, Inc.(c)	10.38%	02/01/2022	318,113
170,000	Platform Specialty Products Corp.(c)	5.88%	12/01/2025	168,937
515,000	The Mosaic Co.	4.05%	11/15/2027	517,221
				1,332,658
Coal - 0.02%
325,000	Peabody Securities Finance Corp.(c)	6.00%	03/31/2022	338,406

Commercial Services - 0.02%
295,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(c)	9.25%	05/15/2023	328,187

Computers - 0.01%
175,000	Riverbed Technology, Inc.(c)	8.88%	03/01/2023	165,812

Containers and Packaging - 0.02%
255,000	Packaging Corp. of America	3.40%	12/15/2027	256,083
170,000	Plastipak Holdings, Inc.(c)	6.25%	10/15/2025	175,525
				431,608
Distribution/Wholesale - 0.04%
165,000	Avantor, Inc.(c)	6.00%	10/01/2024	164,794
165,000	Avantor, Inc.(c)	9.00%	10/01/2025	162,937
330,000	Beacon Escrow Corp.(c)	4.88%	11/01/2025	332,887
				660,618
Diversified Financial Services - 0.20%
568,000	Air Lease Corp.	3.75%	02/01/2022	587,342
645,000	Ally Financial, Inc.	4.13%	03/30/2020	659,513
40,000	Ally Financial, Inc.	4.25%	04/15/2021	41,100
1,045,000	American Express Co.	2.50%	08/01/2022	1,033,359
640,000	Discover Financial Services	4.10%	02/09/2027	656,606
390,000	National Rural Utilities Cooperative Finance Corp.	2.00%	01/27/2020	388,771
305,000	NFP Corp.(c)	6.88%	07/15/2025	308,050
499,000	Synchrony Financial	3.00%	08/15/2019	502,609
15,000	Synchrony Financial	3.95%	12/01/2027	14,963
				4,192,313
Electric - 0.20%
85,000	American Electric Power Co., Inc.	3.20%	11/13/2027	84,547
230,000	Duke Energy Corp.	3.75%	09/01/2046	228,220
215,000	Duke Energy Corp.	3.95%	08/15/2047	221,691
450,000	Duke Energy Progress LLC	4.15%	12/01/2044	491,598
1,100,000	ITC Holdings Corp.	3.25%	06/30/2026	1,095,429
250,000	NextEra Energy Capital Holdings, Inc.	3.55%	05/01/2027	255,081
330,000	NextEra Energy Operating Partners LP(c)	4.50%	09/15/2027	329,175
655,000	The Southern Co.	2.45%	09/01/2018	657,009
1,000,000	Virginia Electric & Power Co.	3.50%	03/15/2027	1,035,587
				4,398,337
Electronics - 0.03%
265,000	Arrow Electronics, Inc.	3.88%	01/12/2028	264,670
525,000	Corning Inc.	4.38%	11/15/2057	523,070
				787,740
Engineering & Construction - 0.03%
160,000	Brand Industrial Services, Inc.(c)	8.50%	07/15/2025	168,400
400,000	SBA Tower Trust(c)	3.17%	04/15/2022	398,527
				566,927
Entertainment - 0.07%
335,000	Eldorado Resorts, Inc.	6.00%	04/01/2025	351,750

Principal Amount/Description		Rate	Maturity	Value
$300,000	GLP Capital LP / GLP Financing II, Inc.	5.38%	04/15/2026	$322,500
400,000	Pinnacle Entertainment, Inc.	5.63%	05/01/2024	430,000
330,000	Six Flags Entertainment Corp.(c)	4.88%	07/31/2024	335,775
				1,440,025
Food - 0.15%
250,000	B&G Foods, Inc.	5.25%	04/01/2025	254,912
270,000	JBS USA LLC / JBS USA Finance, Inc.(c)	7.25%	06/01/2021	275,738
50,000	JBS USA LUX SA / JBS USA Finance, Inc.(c)	7.25%	06/01/2021	51,063
500,000	Kraft Heinz Foods Co.	2.00%	07/02/2018	500,045
15,000	Kraft Heinz Foods Co.	2.80%	07/02/2020	15,094
320,000	Pilgrim's Pride Corp.(c)	5.75%	03/15/2025	330,400
320,000	Post Holdings, Inc.(c)	5.50%	03/01/2025	332,000
490,000	Smithfield Foods, Inc.(c)	4.25%	02/01/2027	503,622
515,000	Sysco Corp.	3.25%	07/15/2027	514,158
515,000	The Kroger Co.	3.40%	04/15/2022	527,590
				3,304,622
Forest Products & Paper - 0.04%
885,000	Georgia-Pacific LLC(c)	3.60%	03/01/2025	910,163

Gas - 0.01%
235,000	NGL Energy Partners LP / NGL Energy Finance Corp.	7.50%	11/01/2023	244,400

Healthcare-Products - 0.06%
760,000	Becton Dickinson & Co.	2.89%	06/06/2022	755,929
325,000	Universal Hospital Services, Inc.	7.63%	08/15/2020	326,625
180,000	Zimmer Biomet Holdings, Inc.	2.70%	04/01/2020	180,171
				1,262,725
Healthcare-Services - 0.05%
520,000	Anthem, Inc.	2.30%	07/15/2018	521,202
325,000	Centene Corp.	4.75%	01/15/2025	331,500
75,000	Polaris Intermediate Corp.(c)(i)	8.50%	12/01/2022	78,000
220,000	Tenet Healthcare Corp.	8.13%	04/01/2022	224,675
				1,155,377
Holding Companies-Diversified - 0.01%
140,000	MUFG Americas Holdings Corp.	1.63%	02/09/2018	139,974
210,000	Petsmart, Inc.(c)	7.13%	03/15/2023	125,475
				265,449
Insurance - 0.17%
300,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.- Issuer(c)	8.25%	08/01/2023	315,750
450,000	Athene Global Funding(c)	3.00%	07/01/2022	445,620
515,000	Brighthouse Financial, Inc.(c)	3.70%	06/22/2027	507,341
855,000	Liberty Mutual Group, Inc.(c)	6.50%	05/01/2042	1,143,970
475,000	New York Life Global Funding(c)	2.30%	06/10/2022	468,582
660,000	Nuveen Finance LLC(c)	2.95%	11/01/2019	666,529
				3,547,792
Internet - 0.08%
515,000	Amazon.com, Inc.(c)	4.05%	08/22/2047	556,917
510,000	eBay, Inc.	2.75%	01/30/2023	505,552
530,000	Expedia, Inc.(c)	3.80%	02/15/2028	513,048
140,000	Netflix, Inc.(c)	4.88%	04/15/2028	137,375
				1,712,892
Investment Companies - 0.12%
2,500,000	FS Investment Corp.	4.25%	01/15/2020	2,543,813

Leisure Time - 0.03%
170,000	Constellation Merger Sub, Inc.(c)	8.50%	09/15/2025	166,600

Principal Amount/Description		Rate	Maturity	Value
$260,000	Royal Caribbean Caribbean Cruises, Ltd.	3.70%	03/15/2028	$258,103
320,000	Viking Cruises, Ltd.(c)	5.88%	09/15/2027	326,400
				751,103
Lodging - 0.01%
320,000	Hilton Domestic Operating Co., Inc.	4.25%	09/01/2024	324,000

Machinery-Construction & Mining - 0.02%
310,000	Blueline Rental Finance Corp. / Blueline Rental LLC(c)	9.25%	03/15/2024	331,700

Media - 0.08%
75,000	CBS Corp.(c)	3.70%	06/01/2028	74,098
200,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	5.00%	02/01/2028	195,500
280,000	Cengage Learning, Inc.(c)	9.50%	06/15/2024	254,800
605,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	644,070
480,000	Comcast Corp.	4.40%	08/15/2035	525,387
				1,693,855
Oil & Gas - 0.17%
265,000	Baker Hughes a GE Co., LLC / Baker Hughes Co.-Obligor, Inc.(c)	4.08%	12/15/2047	269,959
400,000	CNOOC Finance 2015 USA LLC	3.50%	05/05/2025	403,863
510,000	EQT Corp.	3.90%	10/01/2027	507,877
263,000	Phillips 66	5.88%	05/01/2042	335,648
170,000	QEP Resources, Inc.	5.25%	05/01/2023	172,866
170,000	QEP Resources, Inc.	5.63%	03/01/2026	172,975
500,000	Reliance Holding USA, Inc.(e)	5.40%	02/14/2022	543,563
405,000	Sanchez Energy Corp.	6.13%	01/15/2023	345,262
145,000	Schlumberger Holdings Corp.(c)	2.35%	12/21/2018	145,359
210,000	Valero Energy Corp.	6.63%	06/15/2037	277,411
150,000	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp.(c)	8.75%	04/15/2023	145,875
155,000	Whiting Petroleum Corp.(c)	6.63%	01/15/2026	158,294
				3,478,952
Pharmaceuticals - 0.04%
405,000	AbbVie, Inc.	4.70%	05/14/2045	453,077
330,000	Valeant Pharmaceuticals International, Inc.(c)	5.50%	11/01/2025	337,425
				790,502
Pipelines - 0.12%
330,000	Cheniere Energy Partners LP(c)	5.25%	10/01/2025	336,600
505,000	Enable Midstream Partners LP	4.40%	03/15/2027	514,324
480,000	Energy Transfer LP	4.75%	01/15/2026	498,681
340,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	423,704
585,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	628,031
250,000	Williams Partners LP/ ACMP Finance Corp.	3.75%	06/15/2027	250,932
				2,652,272
REITS - 0.19%
800,000	American Tower Corp.	3.38%	10/15/2026	787,250
515,000	American Tower Corp.	3.55%	07/15/2027	512,111
500,000	Boston Properties LP	4.13%	05/15/2021	522,913
800,000	Crown Castle International Corp.	3.70%	06/15/2026	800,683
515,000	Crown Castle International Corp.	3.65%	09/01/2027	514,625
400,000	Digital Realty Trust LP	3.70%	08/15/2027	403,602
328,000	ESH Hospitality, Inc.(c)	5.25%	05/01/2025	332,100

Principal Amount/Description		Rate	Maturity	Value
$260,000	Simon Property Group LP	3.38%	12/01/2027	$261,447
				4,134,731
Retail - 0.00%(j)
120,000	PetSmart, Inc.(c)	5.88%	06/01/2025	92,700

Semiconductors - 0.01%
250,000	Applied Materials, Inc.	4.35%	04/01/2047	280,899

Software - 0.13%
148,000	Fidelity National Information Services, Inc.	3.63%	10/15/2020	152,153
285,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 S.a.r.l/Greeneden US Holdings II LLC(c)	10.00%	11/30/2024	312,075
380,000	Microsoft Corp.	4.45%	11/03/2045	446,099
480,000	Oracle Corp.	4.13%	05/15/2045	518,508
330,000	S&P Global, Inc.	4.40%	02/15/2026	358,067
115,000	Solera LLC / Solera Finance, Inc.(c)	10.50%	03/01/2024	129,947
220,000	Sophia LP / Sophia Finance, Inc.(c)	9.00%	09/30/2023	233,750
620,000	VMware, Inc.	2.95%	08/21/2022	618,851
				2,769,450
Special Purpose Banks - 0.02%
340,000	CRC Escrow Issuer LLC / CRC Finco, Inc.(c)	5.25%	10/15/2025	344,352

Telecommunications - 0.10%
435,000	AT&T, Inc.	5.25%	03/01/2037	461,143
80,000	CB Escrow Corp.(c)	8.00%	10/15/2025	81,600
250,000	Cincinnati Bell, Inc.(c)	7.00%	07/15/2024	248,750
220,000	Frontier Communications Corp.	8.50%	04/15/2020	183,150
330,000	Level 3 Financing, Inc.	5.38%	01/15/2024	330,412
660,000	Verizon Communications, Inc.	4.40%	11/01/2034	674,087
				1,979,142
Toys/Games/Hobbies - 0.01%
150,000	Hasbro, Inc.	3.50%	09/15/2027	146,849

Transportation - 0.10%
465,000	Burlington Northern Santa Fe LLC	4.55%	09/01/2044	533,205
420,000	CSX Corp.	3.80%	11/01/2046	419,014
550,000	FedEx Corp.	4.75%	11/15/2045	617,791
500,000	Union Pacific Corp.	3.00%	04/15/2027	502,934
				2,072,944
Trucking & Leasing - 0.01%
245,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(c)	4.20%	04/01/2027	255,074

Waste & Enviromental Services & Equipment - 0.02%
515,000	Republic Services, Inc.	3.38%	11/15/2027	519,755

TOTAL U.S. CORPORATE BONDS
(Cost $59,475,258)				60,641,953

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.36%
500,000	Chile Government International Bond	3.13%	03/27/2025	509,750
600,000	Chile Government International Bond	3.13%	01/21/2026	609,750
400,000	Costa Rica Government International Bond(e)	10.00%	08/01/2020	461,000

Principal Amount/Description		Rate	Maturity	Value
$400,000	Indonesia Government International Bond(e)	4.88%	05/05/2021	$427,352
400,000	Israel Government International Bond	4.00%	06/30/2022	424,916
600,000	Israel Government International Bond	2.88%	03/16/2026	600,369
400,000	Malaysia Sovereign Sukuk Bhd International Bond(e)	3.04%	04/22/2025	402,200
250,000	Malaysia Sukuk Global Bhd International Bond(e)	3.18%	04/27/2026	252,125
200,000	Mexico Government International Bond	4.00%	10/02/2023	209,800
400,000	Mexico Government International Bond	4.13%	01/21/2026	417,500
740,000	Mexico Government International Bond	4.15%	03/28/2027	768,305
400,000	Panama Government International Bond	4.00%	09/22/2024	426,400
200,000	Panama Government International Bond	3.88%	03/17/2028	209,500
600,000	Perusahaan Penerbit SBSN Indonesia III International Bond(c)	4.15%	03/29/2027	620,310
700,000	Philippine Government International Bond	4.20%	01/21/2024	762,030
600,000	Philippine Government International Bond	3.70%	02/02/2042	597,405

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $7,637,317)				7,698,712

COLLATERALIZED LOAN OBLIGATIONS - 0.44%
	Adams Mill CLO, Ltd.
500,000	Series 2014-1A(c)(d)	3M US L + 3.50%	07/15/2026	503,089
250,000	Series 2014-1A(c)(d)	3M US L + 3.50%	07/15/2026	245,882
	Apidos CLO XVIII
250,000	Series 2014-18A(c)(d)	3M US L + 5.20%	07/22/2026	251,299
	Avery Point II CLO, Ltd.
500,000	Series 2013-2A(c)(d)	3M US L + 3.45%	07/17/2025	501,168
	Babson CLO, Ltd.
500,000	Series 2015-IA(c)(d)	3M US L + 3.45%	04/20/2027	503,684
	Barings CLO, Ltd.
500,000	Series 2017-1A(c)(d)	3M US L + 3.60%	07/18/2029	505,989
	Barings CLO, Ltd. 2016-III
500,000	Series 2016-3A(c)(d)	3M US L + 3.95%	01/15/2028	505,952
	Betony CLO, Ltd.
500,000	Series 2015-1A(c)(d)	3M US L + 3.60%	04/15/2027	505,802
	Birchwood Park CLO, Ltd.
250,000	Series 2014-1A(c)(d)	3M US L + 6.40%	07/15/2026	250,935

Principal Amount/Description		Rate	Maturity	Value
	BlueMountain CLO, Ltd.
$500,000	Series 2015-3A(c)(d)	3M US L + 3.10%	10/20/2027	$506,377
500,000	Series 2015-3A(c)(d)	3M US L + 3.55%	10/20/2027	501,778
	Brookside Mill CLO, Ltd.
250,000	Series 2013-1A(c)(d)	3M US L + 2.70%	04/17/2025	252,234
500,000	Series 2013-1A(c)(d)	3M US L + 3.05%	04/17/2025	492,162
500,000	Series 2013-1A(c)(d)	3M US L + 4.40%	04/17/2025	486,998
	Canyon Capital CLO, Ltd.
500,000	Series 2017-1A(c)(d)	3M US L + 3.60%	07/15/2030	508,489
	Dorchester Park CLO, Ltd.
250,000	Series 2015-1A(c)(d)	3M US L + 3.20%	01/20/2027	250,470
250,000	Series 2015-1A(c)(d)	3M US L + 3.55%	01/20/2027	251,973
	Flatiron CLO, Ltd.
250,000	Series 2014-1A(c)(d)	3M US L + 3.30%	07/17/2026	251,209
	Madison Park Funding XIV CLO, Ltd.
250,000	Series 2014-14A(c)(d)	3M US L + 4.75%	07/20/2026	252,469
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(c)(d)	2.60 - 3M US L	01/15/2030	500,000
	THL Credit Wind River 2017-1 CLO, Ltd.
500,000	Series 2017-1A(c)(d)	3M US L + 3.75%	04/18/2029	510,876
	Venture XII CLO, Ltd.
1,000,000	Series 2017-12A(c)(d)	3M US L + 3.70%	02/28/2026	1,005,632

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $9,287,407)				9,544,467

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 24.70%
	Adjustable Rate Mortgage Trust
697,510	Series 2005-1(d)	3.70%	05/25/2035	711,217
4,367,153	Series 2005-10(d)	3.64%	01/25/2036	3,885,771
598,067	Series 2005-7(d)	3.67%	10/25/2035	534,427
	ALM XII, Ltd.
500,000	Series 2017-12A(c)(d)	3M US L + 3.20%	04/16/2027	503,399
	Alternative Loan Trust
393,026	Series 2005-20CB	5.50%	07/25/2035	376,451
148,483	Series 2005-54CB	5.50%	11/25/2035	131,266
707,515	Series 2005-6CB	5.50%	04/25/2035	717,363
331,033	Series 2005-85CB(d)	21.63% - 1M US L	02/25/2036	410,771
1,567,509	Series 2005-85CB(d)	1M US L + 1.10%	02/25/2036	1,314,465
378,206	Series 2005-86CB	5.50%	02/25/2036	336,599
413,675	Series 2005-9CB(d)	1M US L + 0.50%	05/25/2035	371,191

Principal Amount/Description		Rate	Maturity	Value
$734,687	Series 2005-9CB(d)	5.05% - 1M US L	05/25/2035	$71,195
357,128	Series 2006-12CB(d)	1M US L + 5.75%	05/25/2036	291,501
1,690,901	Series 2006-15CB	6.50%	06/25/2036	1,361,868
218,739	Series 2006-30T1	6.25%	11/25/2036	196,096
175,473	Series 2006-32CB	5.50%	11/25/2036	151,820
358,066	Series 2006-36T2(d)	28.06% - 1M US L	12/25/2036	518,594
15,612,382	Series 2006-J7	6.25%	11/25/2036	12,663,440
1,353,087	Series 2007-19	6.00%	08/25/2037	1,106,803
4,982,402	Series 2007-20	6.25%	08/25/2047	4,220,378
1,385,092	Series 2007-23CB(d)	1M US L + 0.50%	09/25/2037	915,144
1,322,532	Series 2007-23CB(d)	6.50% - 1M US L	09/25/2037	295,032
8,166,172	Series 2007-HY2(d)	3.34%	03/25/2047	7,567,999
	Alternative Loan Trust 2005-69
7,438,059	Series 2005-69(d)	4.33%	12/25/2035	7,155,044
	American Home Mortgage Investment Trust
175,163	Series 2007-A(c)(k)	6.60%	01/25/2037	86,488
	American Home Mortgage Investment Trust 2006-1
11,686,104	Series 2006-1(d)	6M US L + 1.75%	12/25/2035	6,121,615
	Atrium Hotel Portfolio Trust
515,000	Series 2017-ATRM(c)(d)	1M US L + 3.05%	11/15/2019	514,361
	Atrium IX
500,000	Series 2017-9A(c)(d)	3M US L + 3.60%	05/28/2030	508,937
	BAMLL Commercial Mortgage Securities Trust
400,000	Series 2014-IP(c)(d)	2.72%	06/15/2028	397,291
17,000,000	Series 2015-200P(c)(d)	0.38%	04/14/2033	439,916
	Banc of America Alternative Loan Trust
58,195	Series 2005-6	6.00%	07/25/2035	57,959
113,403	Series 2005-6	5.50%	07/25/2035	103,193
	Banc of America Commercial Mortgage Trust
23,611	Series 2007-5(d)	5.77%	02/10/2051	23,602
	Banc of America Funding Corp.
441,047	Series 2008-R2(c)	6.00%	09/25/2037	452,923
	Banc of America Funding Trust
3,000,000	Series 2005-B(d)	1M US L + 0.45%	04/20/2035	2,791,692
294,595	Series 2006-2	5.50%	03/25/2036	289,572
929,112	Series 2006-A(d)	3.60%	02/20/2036	898,520
7,125,295	Series 2007-4(d)	5.77%	05/25/2037	7,107,699
5,775,879	Series 2010-R5(c)(d)	6.00%	10/26/2037	5,197,169
	BBCMS Mortgage Trust
4,108,386	Series 2017-C1(d)	1.52%	02/15/2050	425,358
	BCAP LLC Trust
167,674	Series 2007-AA2(d)	7.50%	04/25/2037	160,167
108,790	Series 2007-AA2	6.00%	04/25/2037	94,270
2,881,224	Series 2009-RR1(c)(d)	6.00%	10/26/2036	2,947,809
7,072,967	Series 2010-RR6(c)(d)	6.00%	07/26/2036	5,727,725
	Bear Stearns ALT-A Trust
1,497,867	Series 2004-11(d)	3.32%	11/25/2034	1,380,433

Principal Amount/Description		Rate	Maturity	Value
$1,583,304	Series 2005-3(d)	3.32%	04/25/2035	$1,515,746
11,681,397	Series 2006-3(d)	3.48%	05/25/2036	9,587,203
6,952,525	Series 2006-4(d)	3.54%	07/25/2036	6,469,699
1,452,726	Series 2006-6(d)	3.51%	11/25/2036	1,331,621
	Bear Stearns Asset Backed Securities I Trust
11,674,669	Series 2007-HE2(d)	1M US L + 0.23%	02/25/2037	10,112,575
	Bear Stearns Asset-Backed Securities Trust
242,284	Series 2005-HE3(d)	1M US L + 1.02%	03/25/2035	243,352
2,583,924	Series 2006-AC1(k)	6.25%	02/25/2036	2,075,747
	BX Trust 2017
192,000	Series 2017-SLCT(c)(d)	1M US L + 2.05%	07/15/2034	192,301
315,000	Series 2017-SLCT(c)(d)	1M US L + 3.15%	07/15/2034	316,575
	Carrington Mortgage Loan Trust
2,600,000	Series 2006-NC4(d)	1M US L + 0.16%	10/25/2036	2,337,314
	CFCRE Commercial Mortgage Trust
5,167,714	Series 2016-C3(d)	1.07%	12/10/2025	354,459
501,000	Series 2016-C3(c)(d)	3.05%	01/10/2048	374,497
486,000	Series 2016-C7	3.84%	12/10/2054	508,611
	Chase Mortgage Finance Trust
5,482,475	Series 2007-S2	6.00%	03/25/2037	4,851,969
11,137,987	Series 2007-S2	6.00%	03/25/2037	9,883,763
606,356	Series 2007-S3	5.50%	05/25/2037	491,039
	Chicago Skyscraper Trust
193,000	Series 2017-SKY(c)(d)	1M US L + 1.10%	02/15/2019	193,434
107,000	Series 2017-SKY(c)(d)	1M US L + 1.25%	02/15/2019	107,375
	CHT 2017- COSMO Mortgage Trust
335,000	Series 2017-CSMO(c)(d)	1M US L + 3.00%	11/15/2019	336,279
178,000	Series 2017-CSMO(c)(d)	1M US L + 3.7412%	11/15/2019	178,537
	CIM Trust
12,000,000	Series 2016-1RR(d)	12.32%	07/26/2055	10,944,540
12,000,000	Series 2016-2RR B2(d)	24.65%	02/27/2056	11,221,395
12,000,000	Series 2016-3RR B2(c)(d)	11.02%	02/27/2056	11,116,457
11,430,000	Series 2016-3RR B2(d)	12.17%	01/27/2057	12,743,857
4,724,632	Series 2017-6 A1(c)(d)	3.02%	06/25/2057	4,687,149
	Citicorp Mortgage Securities Trust
925,534	Series 2007-1	6.00%	01/25/2037	928,094
11,810	Series 2007-2	5.50%	02/25/2037	11,803
	Citigroup Commercial Mortgage Trust
3,949,779	Series 2014-GC25(d)	1.04%	10/10/2047	221,796
355,500	Series 2015-GC27(c)(d)	4.43%	01/10/2025	303,607
400,000	Series 2015-GC31(d)	4.06%	06/10/2025	388,668
420,000	Series 2015-GC35(d)	4.50%	11/10/2025	420,858
5,480,005	Series 2015-GC35(d)	0.89%	11/10/2048	258,153
488,000	Series 2016-P4	2.90%	07/10/2026	482,829
3,340,064	Series 2016-P4(d)	2.01%	07/10/2049	410,048
388,000	Series 2016-P6(d)	3.72%	12/10/2049	407,927
494,000	Series 2016-SMPLC D(c)	3.52%	09/10/2021	491,388

Principal Amount/Description		Rate	Maturity	Value
	Citigroup Mortgage Loan Trust
$1,000,291	Series 2006-WF1(k)	4.99%	03/25/2036	$735,303
1,471,114	Series 2007-OPX1(k)	6.33%	01/25/2037	1,037,181
1,507,961	Series 2008-AR4(c)(d)	3.61%	11/25/2038	1,529,772
1,400,000	Series 2008-AR4(c)(d)	3.50%	11/25/2038	1,437,897
941,241	Series 2010-8(c)(d)	6.00%	11/25/2036	961,219
2,837,956	Series 2010-8(c)(d)	6.00%	12/25/2036	2,830,547
	CitiMortgage Alternative Loan Trust
798,766	Series 2007-A1	6.00%	01/25/2037	752,316
157,336	Series 2007-A1(d)	5.40% - 1M US L	01/25/2037	18,742
261,124	Series 2007-A3(d)	5.40% - 1M US L	03/25/2037	30,980
113,467	Series 2007-A3(d)	6.00%	03/25/2037	108,498
955,032	Series 2007-A4	5.75%	04/25/2037	908,329
826,532	Series 2007-A6	5.50%	06/25/2037	742,730
	CLNS Trust
168,000	Series 2017-IKPR(c)(d)	1M US L + 3.15%	06/11/2032	168,379
168,000	Series 2017-IKPR(c)(d)	1M US L + 3.50%	06/11/2032	168,875
168,000	Series 2017-IKPR(c)(d)	1M US L + 4.50%	06/11/2032	169,270
	COBALT CMBS Commercial Mortgage Trust
291,502	Series 2007-C2(d)	5.57%	04/15/2047	295,597
	Coinstar Funding LLC
5,970,000	Series 2017-1A(c)	5.22%	04/25/2047	6,206,616
	Cold Storage Trust
301,000	Series 2017-ICE3(c)(d)	1M US L + 1.00%	04/15/2024	302,288
367,000	Series 2017-ICE3(c)(d)	1M US L + 1.35%	04/15/2024	368,477
	Commercial Mortgage Pass-Through Certificates
312,400	Series 2014-CR19(d)	4.72%	08/10/2047	317,742
400,000	Series 2014-CR20(d)	4.50%	11/10/2047	407,048
3,091,920	Series 2014-UBS4(c)	3.75%	08/10/2047	1,935,557
5,797,416	Series 2014-UBS4(c)	3.75%	08/10/2047	1,833,271
2,705,400	Series 2014-UBS4(c)	3.75%	08/10/2047	1,886,191
11,000	Series 2014-UBS4(c)(d)(l)	0.00%	08/10/2047	0
3,894,371	Series 2015-CR22(d)	0.99%	03/10/2025	183,116
475,000	Series 2015-CR25(d)	4.55%	08/10/2025	487,793
5,022,956	Series 2015-CR26(d)	1.04%	09/10/2025	290,469
419,000	Series 2015-LC23(d)	4.65%	10/10/2025	429,025
3,688,945	Series 2016-DC2(d)	1.06%	10/10/2025	231,689
249,000	Series 2016-DC2(d)	4.64%	02/10/2026	244,267
	Commercial Mortgage Trust
659,000	Series 2012-CR4(c)(d)	4.58%	10/15/2045	547,240
	Consumer Credit Origination Loan Trust
408,826	Series 2015-1(c)	5.21%	03/15/2021	409,045
	Countrywide Home Loan Mortgage Pass-Through Trust
3,380,651	Series 2005-HYB7(d)	3.28%	11/20/2035	3,096,070
79,712	Series 2005-J4	5.50%	11/25/2035	78,340
2,680,068	Series 2006-18	6.00%	12/25/2036	2,425,325
426,587	Series 2007-17	6.00%	10/25/2037	406,974
450,372	Series 2007-3	6.00%	04/25/2037	400,262
512,056	Series 2007-7	5.75%	06/25/2037	471,805

Principal Amount/Description		Rate	Maturity	Value
	Credit Suisse First Boston Mortgage Securities Corp.
$94,376	Series 2005-10	5.50%	11/25/2035	$92,516
2,944,338	Series 2005-11	6.00%	12/25/2035	2,838,680
75,035	Series 2005-8	5.50%	08/25/2025	75,986
5,613,324	Series 2005-9	6.00%	10/25/2035	3,317,035
	Credit Suisse Mortgage Capital Certificates
4,768,418	Series 2006-2	5.75%	03/25/2036	4,291,334
	Credit-Based Asset Servicing & Securitization LLC
14,409,754	Series 2007-CB6(c)(d)	1M US L + 0.22%	07/25/2037	9,734,672
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(k)	5.70%	09/25/2036	1,798,353
161,832	Series 2007-1(d)	5.90%	05/25/2037	80,550
	CSAIL Commercial Mortgage Trust
5,875,236	Series 2015-C1(d)	0.94%	01/15/2025	283,998
419,000	Series 2015-C4(d)	4.58%	11/15/2025	423,416
5,937,156	Series 2017-C8(d)	1.26%	06/15/2050	473,363
	CSMC Mortgage-Backed Trust
232,402	Series 2006-1	6.00%	02/25/2036	176,393
53,576	Series 2006-4	5.50%	05/25/2021	50,415
898,582	Series 2006-5	6.25%	06/25/2036	457,721
123,522	Series 2006-9	6.00%	11/25/2036	97,011
2,643,024	Series 2007-1	6.00%	02/25/2037	2,403,084
15,088	Series 2007-2	5.00%	03/25/2037	14,952
602,761	Series 2007-3(d)	5.84%	04/25/2037	305,377
44,566	Series 2007-4	6.00%	06/25/2037	41,611
4,292,672	Series 2009-16R(c)(d)	6.00%	07/26/2037	4,213,622
1,168,947	Series 2010-7R(c)(d)	6.00%	04/26/2037	1,123,264
5,515,103	Series 2016-PR1(c)(k)	5.50%	07/25/2056	5,454,335
	CSMC Trust 2017
253,000	Series 2017-CHOP(c)(d)	1M US L + 1.90%	07/15/2032	253,262
253,000	Series 2017-CHOP(c)(d)	1M US L + 3.30%	07/15/2032	253,860
	CSMC Trust 2017-PFHP
180,000	Series 2017-PFHP(c)(d)	1M US L + 6.15%	12/15/2020	175,923
	CWABS Asset-Backed Certificates Trust
2,600,000	Series 2005-14(d)	1M US L + 0.73%	04/25/2036	2,305,574
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
417,925	Series 2005-6(d)	5.08% - 1M US L	12/25/2035	57,877
183,152	Series 2005-6(d)	1M US L + 1.40%	12/25/2035	144,790
349,308	Series 2007-1(d)	1M US L + 0.14%	08/25/2037	346,405
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
201,409	Series 2006-PR1(c)(d)	12.12% - 1M US L	04/15/2036	194,025
	Earnest Student Loan Program
35,000	Series 2016-D(c)	0.00%	01/25/2041	2,970,450

Principal Amount/Description		Rate	Maturity	Value
	First Horizon Alternative Mortgage Securities Trust
$89,967	Series 2005-FA6	5.50%	09/25/2035	$78,629
1,163,278	Series 2005-FA6	5.50%	09/25/2035	1,016,677
98,649	Series 2006-FA7	6.25%	12/25/2036	85,018
187,115	Series 2007-FA2	6.00%	04/25/2037	144,765
	First Horizon Mortgage Pass-Through Trust
2,718,033	Series 2007-AR3(d)	3.41%	11/25/2037	2,568,311
	Freddie Mac Multifamily Structured Pass Through Certificates
3,614,191	Series 2016-K722(d)	1.31%	03/25/2023	198,945
	GE Commercial Mortgage Corp. Trust
489,000	Series 2007-C1(d)	5.61%	12/10/2049	495,010
	GRACE Mortgage Trust
400,000	Series 2014-GRCE(c)	3.37%	06/10/2028	410,563
	Great Wolf Trust
152,000	Series 2017-WOLF(c)(d)	1M US L + 2.10%	09/15/2034	152,281
235,000	Series 2017-WOLF(c)(d)	1M US L + 3.10%	09/15/2034	235,734
125,000	Series 2017-WOLF(c)(d)	1M US L + 4.07%	09/15/2034	125,534
	GS Mortgage Securities Trust
316,737	Series 2011-GC3(c)(d)	0.68%	03/10/2021	5,485
2,356,564	Series 2011-GC5(c)(d)	1.35%	08/10/2044	91,720
1,331,000	Series 2014-GC26(c)(d)	4.51%	11/10/2047	1,166,907
7,398,136	Series 2015-GS1(d)	0.82%	11/10/2048	376,529
5,937,756	Series 2017-GS7(d)	1.14%	08/10/2050	498,115
	GSAA Home Equity Trust
2,755,553	Series 2006-13(d)	6.04%	07/25/2036	1,605,275
622,336	Series 2006-18(k)	5.68%	11/25/2036	305,802
193,014	Series 2006-6(d)	5.69%	03/25/2036	100,938
1,040,785	Series 2007-2(k)	6.10%	03/25/2037	472,977
	GSR Mortgage Loan Trust
590,598	Series 2005-AR4(d)	3.52%	07/25/2035	594,949
1,973,283	Series 2006-2F	5.25%	02/25/2036	1,600,224
1,129,762	Series 2007-2F	5.75%	02/25/2037	1,476,718
4,073,350	Series 2007-2F	6.00%	03/25/2037	3,680,037
1,786,961	Series 2007-AR2(d)	3.62%	05/25/2037	1,577,405
	Halcyon Loan Advisors Funding, Ltd.
250,000	Series 2013-2A(c)(d)	3M US L + 2.70%	08/01/2025	252,005
	Helios Issuer LLC Series
1,466,814	Series 2017-1A(c)	4.94%	09/20/2049	1,504,808
	HSI Asset Loan Obligation Trust
78,223	Series 2007-2	5.50%	09/25/2037	75,749
	IndyMac IMJA Mortgage Loan Trust
1,543,196	Series 2007-A1	6.00%	08/25/2037	1,309,246
	IndyMac IMSC Mortgage Loan Trust
4,830,759	Series 2007-F2	6.50%	07/25/2037	3,182,945
	IndyMac Index Mortgage Loan Trust
3,310,034	Series 2005-AR31(d)	3.36%	01/25/2036	3,162,150
1,482,153	Series 2005-AR35(d)	3.27%	02/25/2036	1,266,093
4,210,065	Series 2006-AR25(d)	3.35%	09/25/2036	3,955,373
115,085	Series 2007-FLX1(d)	1M US L + 0.18%	02/25/2037	115,839

Principal Amount/Description		Rate	Maturity	Value
	JP Morgan Alternative Loan Trust
$372,504	Series 2005-S1	6.00%	12/25/2035	$361,078
52,188	Series 2006-S1	5.00%	02/25/2021	51,561
411,528	Series 2006-S3(k)	6.12%	08/25/2036	419,708
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(d)	4.66%	08/15/2047	403,942
388,000	Series 2014-C26(d)	4.42%	12/15/2024	385,039
627,390	Series 2015-C27(c)(d)	3.84%	02/15/2025	507,320
5,896,080	Series 2015-C28(d)	1.18%	03/15/2025	304,187
10,274,097	Series 2015-C30(d)	0.69%	07/15/2025	325,653
3,929,408	Series 2015-C31(d)	0.99%	08/15/2025	204,079
200,000	Series 2015-C32(d)	4.67%	10/15/2025	200,090
489,000	Series 2015-C33(d)	4.62%	11/15/2025	507,437
414,000	Series 2016-C1(d)	4.75%	02/15/2026	432,178
	JP Morgan Chase Commercial Mortgage Securities Corp.
186,735	Series 2006-LDP8(d)	0.53%	05/15/2045	3
155,258	Series 2006-LDP9	5.37%	05/15/2047	155,574
4,000,000	Series 2007-CH1(k)	4.97%	11/25/2036	3,941,588
158,473	Series 2007-LD11(d)	6.01%	06/15/2049	161,948
151,331	Series 2007-LDPX(d)	5.46%	01/15/2049	151,931
3,052,255	Series 2012-C8(d)	1.80%	10/15/2045	206,243
400,000	Series 2014-DSTY(c)	3.43%	06/10/2027	400,994
262,000	Series 2015-JP1(c)(d)	4.74%	01/15/2049	187,625
119,000	Series 2016-JP2(d)	3.79%	07/15/2026	117,160
155,000	Series 2016-JP2	3.46%	07/15/2026	152,546
129,000	Series 2017-MAUI(c)(d)	1M US L + 1.25%	07/15/2034	129,247
121,000	Series 2017-MAUI(c)(d)	1M US L + 1.95%	07/15/2034	121,278
107,000	Series 2017-MAUI(c)(d)	1M US L + 2.95%	07/15/2034	107,452
151,000	Series 2017-MAUI(c)(d)	1M US L + 3.75%	07/15/2034	151,894
	JP Morgan Mortgage Acquisition Corp.
369,087	Series 2006-CH2(k)	5.46%	09/25/2029	315,713
	JP Morgan Mortgage Trust
8,914,216	Series 2005-S3	6.50%	01/25/2036	7,650,752
226,651	Series 2007-S3	6.00%	08/25/2037	200,714
1,260,492	Series 2007-S3	6.00%	08/25/2037	1,118,334
3,576,868	Series 2015-3(c)(d)	3.50%	05/25/2045	3,645,751
	JP Morgan Resecuritization Trust
1,874,334	Series 2011-1(c)(d)	6.00%	06/26/2037	1,818,285
	Labrador Aviation Finance, Ltd.
11,783,854	Series 2016-1A(c)	5.68%	01/15/2042	11,688,476
	LB-UBS Commercial Mortgage Trust
307,101	Series 2006-C7(c)(d)	0.73%	11/15/2038	530
230,326	Series 2006-C7(c)(d)	0.73%	11/15/2038	398
	LCM XIV LP
500,000	Series 2013-14A(c)(d)	3M US L + 3.50%	07/15/2025	501,524
	Lehman Mortgage Trust
7,438,087	Series 2006-1(d)	5.47%	02/25/2036	7,114,743
747,962	Series 2006-6	5.50%	10/25/2036	669,123
3,916,274	Series 2006-7(d)	1M US L + 0.25%	11/25/2036	394,865
3,916,274	Series 2006-7(d)	7.75% - 1M US L	11/25/2036	827,634

Principal Amount/Description		Rate	Maturity	Value
$1,681,895	Series 2006-8(d)	1M US L + 0.42%	12/25/2036	$843,586
1,681,895	Series 2006-8(d)	6.58% - 1M US L	12/25/2036	410,266
1,001,303	Series 2007-10	6.00%	01/25/2038	1,021,044
387,834	Series 2007-10	6.50%	01/25/2038	285,024
	Lehman XS Trust
196,738	Series 2006-5(k)	5.89%	04/25/2036	197,280
	Master Asset Backed Securities Trust
18,635,567	Series 2006-NC3(d)	1M US L + 0.21%	10/25/2036	12,287,611
	Merrill Lynch Alternative Note Asset Trust
864,821	Series 2007-F1	6.00%	03/25/2037	404,521
	Morgan Stanley Bank of America Merrill Lynch Trust
3,501,058	Series 2012-C5(c)(d)	1.48%	08/15/2045	186,799
450,000	Series 2014-C19	4.00%	12/15/2024	428,802
380,000	Series 2015-C25(d)	4.53%	09/15/2025	392,288
600,000	Series 2015-C26(c)	3.06%	10/15/2025	487,730
350,000	Series 2015-C27(d)	4.53%	11/15/2025	339,080
502,000	Series 2015-C27(c)(d)	3.24%	11/15/2025	378,752
404,000	Series 2016-C32	3.72%	12/15/2049	423,640
	Morgan Stanley Capital I Trust
116,644	Series 2007-HQ11(d)	5.51%	02/12/2044	116,608
3,419,507	Series 2011-C1(c)(d)	0.40%	09/15/2047	31,174
400,000	Series 2014-MP(c)(d)	3.69%	08/11/2021	403,523
6,876,525	Series 2015-UBS8(d)	0.96%	12/15/2025	398,288
426,000	Series 2015-XLF2(c)(d)	1M US L + 3.00%	08/15/2026	424,411
1,428,106	Series 2016-UB11 XA(d)	1.66%	08/15/2026	138,520
379,000	Series 2017-PRME(c)(d)	1M US L + 3.40%	02/15/2034	380,674
	Morgan Stanley Mortgage Loan Trust
3,424,864	Series 2005-3AR(d)	3.34%	07/25/2035	3,209,465
236,357	Series 2006-11	6.00%	08/25/2036	192,640
1,272,846	Series 2006-7(d)	5.07%	06/25/2036	1,126,240
1,317,333	Series 2006-7	6.00%	06/25/2036	1,166,618
491,713	Series 2007-3XS(k)	5.70%	01/25/2047	300,438
	Morgan Stanley Re-REMIC Trust
413,209	Series 2011-R1(c)(d)	5.94%	02/26/2037	431,841
	Mosaic Solar Loans
219,868	Series 2017-1A(c)	4.45%	06/20/2042	224,527
	MSCG Trust
300,000	Series 2016-SNR(c)	5.21%	11/15/2034	305,102
	Nationstar HECM Loan Trust
12,000,000	Series 2017-2A(c)(d)	3.97%	09/25/2027	12,062,280
	New Century Home Equity Loan Trust
15,015,000	Series 2005-3(d)	1M US L + 0.70%	07/25/2035	13,336,149
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,521,307	Series 2005-AP3(d)	5.32%	08/25/2035	1,067,288
	Octagon Investment Partners XIV, Ltd.
500,000	Series 2017-1A(c)(d)	3M US L + 4.00%	07/15/2029	512,369

Principal Amount/Description		Rate	Maturity	Value
	Octagon Investment Partners XVI, Ltd.
$500,000	Series 2013-1A(c)(d)	3M US L + 3.35%	07/17/2025	$501,748
500,000	Series 2013-1A(c)(d)	3M US L + 4.50%	07/17/2025	496,309
	Octagon Investment Partners XXII, Ltd.
500,000	Series 2014-1A(c)(d)	3M US L + 5.50%	11/25/2025	503,663
500,000	Series 2018-1A(c)(d)	5.45 - 3M US L	01/22/2030	500,000
	OneMain Financial Issuance Trust
2,000,000	Series 2015-1A(c)	3.19%	03/18/2026	2,012,716
	PFP, Ltd.
165,504	Series 2017-3(c)(d)	1M US L + 1.05%	01/14/2035	167,159
146,000	Series 2017-3(c)(d)	1M US L + 1.30%	01/14/2035	147,761
84,000	Series 2017-3(c)(d)	1M US L + 1.75%	01/14/2035	84,938
88,000	Series 2017-3(c)(d)	1M US L + 2.50%	01/14/2035	88,991
	PHH Alternative Mortgage Trust
1,678,084	Series 2007-2	6.00%	05/25/2037	1,507,117
	PR Mortgage Loan Trust
13,138,149	Series 2014-1(c)(d)	5.91%	10/25/2049	12,190,168
	Prime Mortgage Trust
73,368	Series 2006-1	5.50%	06/25/2036	79,624
108,846	Series 2006-DR1(c)	5.50%	05/25/2035	80,354
	RAIT Trust
394,945	Series 2017-FL7(c)(d)	1M US L + 0.95%	06/15/2025	395,332
111,000	Series 2017-FL7(c)(d)	1M US L + 1.30%	06/15/2025	111,056
	RBSGC Structured Trust
275,571	Series 2008-B(c)	6.00%	06/25/2037	261,236
	Residential Accredit Loans, Inc.
127,482	Series 2004-QS15	5.25%	11/25/2034	128,810
2,223,073	Series 2005-QS17	6.00%	12/25/2035	2,175,036
5,328,472	Series 2006-QA5(d)	1M US L + 0.22%	07/25/2036	3,703,976
3,412,300	Series 2006-QS10	6.50%	08/25/2036	3,094,860
1,273,136	Series 2006-QS4	6.00%	04/25/2036	1,165,045
814,601	Series 2006-QS6	6.00%	06/25/2036	751,756
1,143,285	Series 2006-QS6	6.00%	06/25/2036	1,055,082
355,005	Series 2006-QS7(d)	5.60% - 1M US L	06/25/2036	53,745
118,335	Series 2006-QS7(d)	1M US L + 0.40%	06/25/2036	86,163
2,250,915	Series 2006-QS7	6.00%	06/25/2036	2,048,938
441,199	Series 2006-QS8(d)	5.55% - 1M US L	08/25/2036	61,250
147,066	Series 2006-QS8(d)	1M US L + 0.45%	08/25/2036	110,075
3,038,565	Series 2007-QS3	6.50%	02/25/2037	2,815,658
91,448	Series 2007-QS6	6.25%	04/25/2037	88,023
12,885	Series 2007-QS6(d)	55.00% - 1M US L	04/25/2037	24,655
4,431,560	Series 2007-QS9	6.50%	07/25/2037	4,036,523
377,425	Series 2008-QR1	6.00%	08/25/2036	288,728

Principal Amount/Description		Rate	Maturity	Value
	Residential Asset Securitization Trust
$578,185	Series 2006-A1	6.00%	04/25/2036	$494,551
1,190,956	Series 2006-A2	6.00%	01/25/2046	899,353
1,033,881	Series 2006-A6	6.50%	07/25/2036	594,798
5,435,850	Series 2006-A7CB	6.25%	07/25/2036	5,288,600
164,074	Series 2006-A8	6.50%	08/25/2036	98,501
487,496	Series 2006-A8	6.00%	08/25/2036	433,224
347,392	Series 2006-A8(d)	5.90% - 1M US L	08/25/2036	87,751
1,806,127	Series 2007-A1	6.00%	03/25/2037	1,286,426
2,828,122	Series 2007-A2	6.00%	04/25/2037	2,558,505
99,065	Series 2007-A6	6.00%	06/25/2037	92,554
3,114,905	Series 2007-A7	6.00%	07/25/2037	2,292,364
11,138,596	Series 2007-A8	6.00%	08/25/2037	9,230,827
	Residential Funding Mortgage Securities I Trust
1,359,299	Series 2006-S3	5.50%	03/25/2036	1,261,881
297,191	Series 2006-S6	6.00%	07/25/2036	290,494
2,105,949	Series 2006-S6	6.00%	07/25/2036	2,058,493
530,784	Series 2007-S3	6.00%	03/25/2037	505,989
417,100	Series 2007-S6	6.00%	06/25/2037	394,984
	Sequoia Mortgage Trust
2,947,415	Series 2007-3(d)	3.53%	07/20/2037	2,854,970
	SoFi Consumer Loan Program LLC
167,667	Series 2017-2(c)	3.28%	02/25/2026	169,291
	SoFi Professional Loan Program LLC
300,000	Series 2017-D(c)	3.61%	09/25/2040	296,170
	Springleaf Funding Trust
2,500,000	Series 2015-AA(c)	3.16%	11/15/2024	2,510,338
	Sprite Cayman
500,000	Series 2017-1(c)	4.25%	12/15/2037	499,100
	Structured Adjustable Rate Mortgage Loan Trust
1,224,545	Series 2005-15(d)	3.40%	07/25/2035	1,021,388
	Structured Asset Securities Corp.
267,718	Series 2005-RF1(c)(d)	1M US L + 0.35%	03/25/2035	241,067
274,557	Series 2005-RF1(c)(d)	3.70%	03/25/2035	36,813
	Suntrust Alternative Loan Trust
8,053,545	Series 2005-1F	6.50%	12/25/2035	7,714,867
	Sutherland Commercial Mortgage Loans LLC
131,351	Series 2015-SBC4(c)	4.00%	06/25/2039	130,763
	TAL Advantage LLC
937,359	Series 17-1A	4.50%	04/20/2042	966,850
	TBW Mortgage-Backed Trust
1,510,770	Series 2006-2	7.00%	07/25/2036	676,257
	Textainer Marine Containers V, Ltd.
938,750	Series 2017-1A(c)	3.72%	05/20/2042	945,213
	TRIP Rail Master Funding LLC
472,627	Series 2017-1A(c)	2.71%	08/15/2047	471,288
	UBS Commercial Mortgage Trust 2017-C6
513,000	Series 2017-C6(d)	4.45%	12/15/2050	518,288
	Velocity Commercial Capital Loan Trust 2017-2
5,939,598	Series 2017-2(c)(d)	3.07%	11/25/2047	5,968,374

Principal Amount/Description		Rate	Maturity	Value
	Wachovia Bank Commercial Mortgage Trust
$186,628	Series 2006-C28(d)	5.63%	10/15/2048	$187,844
74,383	Series 2006-C29(d)	0.20%	11/15/2048	2
218,717	Series 2007-C33(d)	6.01%	02/15/2051	218,409
	Wachovia Mortgage Loan Trust LLC Series Trust
1,153,694	Series 2005-B(d)	3.74%	10/20/2035	1,112,158
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,975,251	Series 2005-1	6.00%	03/25/2035	2,011,032
80,994	Series 2005-9	5.50%	11/25/2035	70,915
630,026	Series 2006-5	6.00%	07/25/2036	522,992
	Washington Mutual Asset-Backed Certificates WMABS Series 2007-HE1 Trust
13,565,019	Series 2007-HE1(d)	1M US L + 0.17%	11/25/2036	6,562,148
	Washington Mutual Asset-Backed Certificates WMABS Series 2007-HE2 Trust
13,101,416	Series 2007-HE2(d)	1M US L + 0.22%	02/25/2037	5,829,254
	Washington Mutual Mortgage Pass-Through Certificates Trust
1,206,770	Series 2006-2	6.00%	03/25/2036	1,169,326
	Wells Fargo Alternative Loan Trust
766,805	Series 2007-PA2(d)	1M US L + 0.43%	06/25/2037	636,704
766,805	Series 2007-PA2(d)	6.07% - 1M US L	06/25/2037	98,314
291,940	Series 2007-PA3	5.75%	07/25/2037	271,986
1,001,938	Series 2007-PA3	6.25%	07/25/2037	962,259
5,858,130	Series 2007-PA5	6.25%	11/25/2037	5,707,989
	Wells Fargo Commercial Mortgage Trust
525,000	Series 2014-LC16(c)	3.94%	06/15/2024	436,080
6,043,096	Series 2015-C31(d)	1.10%	07/15/2025	383,006
420,000	Series 2015-C31(d)	4.61%	11/15/2025	427,464
340,000	Series 2015-LC22(d)	4.54%	09/15/2058	340,625
380,000	Series 2015-NXS3(d)	4.64%	09/15/2057	376,868
420,000	Series 2015-NXS4(d)	4.60%	12/15/2048	435,194
	Wells Fargo Mortgage-Backed Securities Trust
1,881,447	Series 2005-12	5.50%	11/25/2035	1,921,318
543,627	Series 2006-11	6.00%	09/25/2036	523,234
82,842	Series 2006-2	5.75%	03/25/2036	83,099
210,134	Series 2006-2	5.50%	03/25/2036	212,704
663,315	Series 2007-13	6.00%	09/25/2037	668,934
730,320	Series 2007-14	6.00%	10/25/2037	724,963
630,266	Series 2007-2	6.00%	03/25/2037	628,308
	WF-RBS Commercial Mortgage Trust
2,531,879	Series 2012-C9(c)(d)	1.96%	11/15/2045	179,031
4,375,043	Series 2014-C21(d)	1.13%	08/15/2047	222,913

Principal Amount/Description		Rate	Maturity	Value
$4,853,431	Series 2014-C22(d)	0.91%	09/15/2057	$209,188

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $511,236,329)				528,018,316

U.S. GOVERNMENT BONDS AND NOTES - 13.98%
7,282,530	U.S. Treasury Bonds	0.13%	04/15/2022	7,235,075
1,750,000	U.S. Treasury Bonds	2.38%	05/15/2027	1,744,748
5,315,000	U.S. Treasury Bonds	2.75%	11/15/2042	5,344,714
3,530,000	U.S. Treasury Bonds	3.63%	08/15/2043	4,116,646
6,050,000	U.S. Treasury Bonds	2.88%	08/15/2045	6,199,399
7,500,000	U.S. Treasury Notes	0.88%	01/31/2018	7,497,936
7,500,000	U.S. Treasury Notes	0.75%	02/28/2018	7,492,941
8,000,000	U.S. Treasury Notes	0.88%	03/31/2018	7,990,205
7,500,000	U.S. Treasury Notes	0.75%	04/30/2018	7,483,837
7,500,000	U.S. Treasury Notes	1.00%	05/31/2018	7,485,070
8,000,000	U.S. Treasury Notes	1.38%	06/30/2018	7,995,391
7,500,000	U.S. Treasury Notes	1.38%	07/31/2018	7,490,442
7,500,000	U.S. Treasury Notes	1.50%	08/31/2018	7,491,555
1,400,000	U.S. Treasury Notes	0.75%	08/31/2018	1,391,513
8,000,000	U.S. Treasury Notes	0.75%	09/30/2018	7,943,604
16,830,000	U.S. Treasury Notes	0.75%	10/31/2018	16,692,322
6,130,000	U.S. Treasury Notes	1.25%	11/30/2018	6,100,453
7,500,000	U.S. Treasury Notes	1.38%	11/30/2018	7,472,640
8,000,000	U.S. Treasury Notes	1.25%	12/31/2018	7,956,129
3,080,000	U.S. Treasury Notes	1.13%	01/15/2019	3,057,868
116,029,000	U.S. Treasury Notes	1.13%	01/31/2019	115,152,776
2,160,000	U.S. Treasury Notes	1.13%	09/30/2021	2,084,095
5,945,000	U.S. Treasury Notes	1.25%	10/31/2021	5,759,662
5,110,000	U.S. Treasury Notes	1.75%	11/30/2021	5,039,126
5,060,000	U.S. Treasury Notes	2.00%	12/31/2021	5,034,692
5,110,000	U.S. Treasury Notes	1.88%	01/31/2022	5,057,265
6,170,000	U.S. Treasury Notes	1.75%	03/31/2022	6,069,256
4,240,000	U.S. Treasury Notes	1.88%	08/31/2024	4,125,568
5,150,000	U.S. Treasury Notes	2.13%	09/30/2024	5,084,815
4,090,000	U.S. Treasury Notes	2.25%	10/31/2024	4,070,729
5,450,000	U.S. Treasury Notes	2.25%	08/15/2027	5,372,515

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $299,399,684)				299,032,987

MUNICIPAL BONDS - 0.39%
33,700,000	Commonwealth of Puerto Rico, Series A Revenue Bonds(f)	8.00%	07/01/2035	8,088,000
200,000	North Texas State Municipal Water District Water System, Revenue Bonds	5.00%	09/01/2035	236,834

TOTAL MUNICIPAL BONDS
(Cost $26,244,711)				8,324,834

Principal Amount/Description		Rate	Maturity	Value
U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 10.70%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
$311,000	Series 2015-K050(d)	3.33%	08/25/2025	$323,902
412,000	Series 2016-K053	3.00%	12/25/2025	418,308
	Federal Home Loan Mortgage Corp. Pool
370,076	Series Pool #G01840	5.00%	07/01/2035	401,694
140,269	Series Pool #G04817	5.00%	09/01/2038	152,796
5,467,047	Series Pool #GO8721	3.00%	09/01/2046	5,480,424
	Federal Home Loan Mortgage Corp. REMICS
1,787,974	Series 2003-2722(d)	9.89% - 1M US L	12/15/2033	2,011,467
336,856	Series 2005-R003	5.50%	10/15/2035	370,244
2,368,342	Series 2006-3244(d)	6.66% - 1M US L	11/15/2036	422,540
110,294	Series 2007-3261(d)	6.43% - 1M US L	01/15/2037	18,195
285,354	Series 2007-3262(d)	6.40% - 1M US L	01/15/2037	27,772
1,097,729	Series 2007-3301(d)	6.10% - 1M US L	04/15/2037	154,364
835,247	Series 2007-3303(d)	6.10% - 1M US L	04/15/2037	130,546
1,575,037	Series 2007-3303(d)	6.08% - 1M US L	04/15/2037	225,780
437,218	Series 2007-3382(d)	6.00% - 1M US L	11/15/2037	46,077
694,176	Series 2007-3384(d)	6.31% - 1M US L	08/15/2036	95,587
368,000	Series 2007-3384(d)	6.39% - 1M US L	11/15/2037	39,726
520,943	Series 2008-3417(d)	6.18% - 1M US L	02/15/2038	60,726
4,221,896	Series 2008-3419(d)	6.43% - 1M US L	02/15/2038	658,733
454,612	Series 2008-3423(d)	5.65% - 1M US L	03/15/2038	45,506
9,434,794	Series 2008-3423(d)	6.00% - 1M US L	03/15/2038	94,554
8,037,077	Series 2008-3435(d)	5.98% - 1M US L	04/15/2038	1,099,424
2,336,935	Series 2009-3510(d)	6.75% - 1M US L	02/15/2037	408,162
617,417	Series 2009-3523(d)	6.00% - 1M US L	04/15/2039	85,876
116,731	Series 2009-3524	3.83%	06/15/2038	119,186
33,178	Series 2009-3549(d)	5.80% - 1M US L	07/15/2039	3,494
1,517,068	Series 2009-3560(d)	6.40% - 1M US L	11/15/2036	228,462
543,861	Series 2010-3641	4.50%	03/15/2040	580,835
692,567	Series 2010-3726(d)	6.05% - 1M US L	09/15/2040	98,160
4,000,663	Series 2010-3728(d)	4.45% - 1M US L	09/15/2040	299,452
750,000	Series 2010-3779	3.50%	12/15/2030	781,100
220,959	Series 2010-3779	4.00%	12/15/2030	231,819
511,436	Series 2010-3779	4.50%	12/15/2040	532,256
78,997	Series 2011-3786(d)	9.50% - 1M US L	01/15/2041	80,791
1,318,120	Series 2011-3795	4.00%	01/15/2041	1,373,994
71,782	Series 2011-3798(d)	9.50% - 1M US L	11/15/2040	78,053
600,000	Series 2011-3808	3.50%	02/15/2031	614,424
39,198	Series 2011-3809(d)	9.50% - 1M US L	02/15/2041	39,243
1,305,249	Series 2011-3815(d)	5.85% - 1M US L	02/15/2041	179,596
500,000	Series 2011-3824	3.50%	03/15/2031	524,136
684,032	Series 2011-3824(d)	7.10% - 1M US L	08/15/2036	126,063
840,771	Series 2011-3863	5.50%	08/15/2034	905,437
646,115	Series 2011-3864(d)	9.20% - 1M US L	05/15/2041	647,164
889,013	Series 2011-3871	5.50%	06/15/2041	1,002,517
930,375	Series 2011-3872(d)	5.95% - 1M US L	06/15/2041	133,194
2,002,631	Series 2011-3888	4.00%	07/15/2041	2,102,906
3,153,952	Series 2011-3894	4.50%	07/15/2041	3,297,105
2,743,285	Series 2011-3910	5.00%	08/15/2041	3,128,823
1,906,769	Series 2011-3924(d)	6.00% - 1M US L	09/15/2041	283,470
4,120,403	Series 2011-3924(d)	6.00% - 1M US L	09/15/2041	537,825
1,113,799	Series 2011-3925	3.00%	09/15/2021	41,591

Principal Amount/Description		Rate	Maturity	Value
$5,822,429	Series 2012-3(d)	5.95% - 1M US L	02/25/2042	$846,452
3,736,863	Series 2012-4057	4.00%	06/15/2042	3,948,202
9,718,102	Series 2013-4196(d)	5.40% - 1M US L	03/15/2043	8,304,107
10,070,472	Series 2013-4218	2.50%	02/15/2043	8,784,711
7,558,280	Series 2013-4239	0.00%	07/15/2043	5,437,177
4,695,787	Series 2014-4302(d)	6.15% - 1M US L	02/15/2044	785,035
4,455,120	Series 2014-4413	3.50%	11/15/2044	4,442,514
9,578,380	Series 2015-4427(d)	5.60% - 1M US L	07/15/2044	1,412,841
3,265,805	Series 2015-4434	3.00%	02/15/2045	3,039,252
3,219,970	Series 2015-4440	2.50%	02/15/2045	2,870,620
11,771,032	Series 2017-4686	4.00%	03/15/2047	12,465,386
	Federal Home Loan Mortgage Corp. Strips
3,419,612	Series 2017-358	3.00%	10/15/2047	3,430,182
	Federal National Mortgage Association ACES
413,000	Series 2016-M3	2.70%	02/25/2026	409,710
	Federal National Mortgage Association Pool
103,843	Series Pool #555743	5.00%	09/01/2033	112,897
127,183	Series Pool #735382	5.00%	04/01/2035	138,256
326,464	Series Pool #735383	5.00%	04/01/2035	354,867
227,718	Series Pool #735484	5.00%	05/01/2035	247,519
99,987	Series Pool #AH4437	4.00%	01/01/2041	103,728
3,555,067	Series Pool #AL9238	3.00%	10/01/2041	3,576,069
3,783,143	Series Pool #AS4645	3.00%	03/01/2045	3,791,652
4,401,065	Series Pool #AS7661	3.00%	08/01/2046	4,383,481
418,215	Series Pool #MA0264	4.50%	12/01/2029	446,401
6,686,664	Series Pool #MA2737	3.00%	09/01/2046	6,693,486
1,018,779	Series Pool #MA3894	4.00%	09/01/2031	1,075,879
	Federal National Mortgage Association REMICS
130,418	Series 2004-46(d)	6.00% - 1M US L	03/25/2034	13,663
393,457	Series 2006-101(d)	6.58% - 1M US L	10/25/2036	75,822
1,189,296	Series 2006-123(d)	6.32% - 1M US L	01/25/2037	197,885
5,481,820	Series 2006-92(d)	6.58% - 1M US L	10/25/2036	961,478
160,492	Series 2007-102(d)	6.40% - 1M US L	11/25/2037	24,771
112,712	Series 2007-108(d)	6.36% - 1M US L	12/25/2037	11,485
33,267	Series 2007-30(d)	6.11% - 1M US L	04/25/2037	3,675
508,368	Series 2007-38(d)	6.08% - 1M US L	05/25/2037	57,351
21,301	Series 2007-51(d)	6.10% - 1M US L	06/25/2037	2,215
81,698	Series 2007-53(d)	6.10% - 1M US L	06/25/2037	9,370
801,815	Series 2007-57(d)	6.62% - 1M US L	10/25/2036	128,414
232,013	Series 2007-68(d)	6.65% - 1M US L	07/25/2037	22,671
862,578	Series 2008-3(d)	6.46% - 1M US L	02/25/2038	132,287
434,822	Series 2008-56(d)	6.06% - 1M US L	07/25/2038	57,864
193,843	Series 2008-81	5.50%	09/25/2038	206,869
545,174	Series 2009-111	5.00%	01/25/2040	562,142
431,165	Series 2009-111(d)	6.25% - 1M US L	01/25/2040	43,771
1,725,583	Series 2009-12(d)	6.60% - 1M US L	03/25/2036	293,933
51,028	Series 2009-28(d)	6.00% - 1M US L	04/25/2037	5,908
510,485	Series 2009-41	4.50%	06/25/2039	533,878
227,620	Series 2009-42(d)	6.00% - 1M US L	06/25/2039	26,440
412,179	Series 2009-47(d)	6.10% - 1M US L	07/25/2039	43,777
267,470	Series 2009-62(d)	6.10% - 1M US L	08/25/2039	24,596
109,057	Series 2009-66(d)	5.80% - 1M US L	02/25/2038	13,764
107,830	Series 2009-68(d)	5.25% - 1M US L	09/25/2039	8,918

Principal Amount/Description		Rate	Maturity	Value
$18,497	Series 2010-109(d)	55.00% - 1M US L	10/25/2040	$67,954
780,407	Series 2010-11(d)	4.80% - 1M US L	02/25/2040	59,459
103,209	Series 2010-111(d)	6.00% - 1M US L	10/25/2040	11,896
177,970	Series 2010-112	4.00%	10/25/2040	181,689
435,330	Series 2010-115(d)	6.60% - 1M US L	11/25/2039	53,103
2,832,646	Series 2010-115(d)	6.00% - 1M US L	10/25/2040	466,480
6,609,530	Series 2010-123(d)	6.05% - 1M US L	11/25/2040	1,130,197
1,098,183	Series 2010-15(d)	4.95% - 1M US L	03/25/2040	125,404
187,847	Series 2010-34(d)	4.93% - 1M US L	04/25/2040	17,014
105,902	Series 2010-4(d)	6.23% - 1M US L	02/25/2040	14,606
150,110	Series 2010-58(d)	12.47% - 1M US L	06/25/2040	165,830
3,162,454	Series 2010-75	4.50%	07/25/2040	3,390,694
115,190	Series 2010-9(d)	5.30% - 1M US L	02/25/2040	11,747
587,380	Series 2010-9(d)	4.75% - 1M US L	02/25/2040	47,381
38,731	Series 2010-90(d)	6.00% - 1M US L	08/25/2040	4,489
500,000	Series 2011-16	3.50%	03/25/2031	519,085
2,509,682	Series 2011-2	4.00%	02/25/2041	2,623,545
1,000,000	Series 2011-25	3.00%	04/25/2026	1,018,175
500,000	Series 2011-29	3.50%	04/25/2031	508,928
366,123	Series 2011-48(d)	9.20% - 1M US L	06/25/2041	379,152
819,341	Series 2011-5(d)	6.40% - 1M US L	11/25/2040	71,099
13,530,698	Series 2011-51(d)	6.00% - 1M US L	06/25/2041	1,767,309
1,666,689	Series 2011-58(d)	6.55% - 1M US L	07/25/2041	297,858
5,538,918	Series 2012-106(d)	6.16% - 1M US L	10/25/2042	913,772
1,194,654	Series 2012-124(d)	7.79% - 1M US L	11/25/2042	1,204,495
9,795,601	Series 2012-128(d)	6.00% - 1M US L	11/25/2042	8,407,961
9,809,105	Series 2012-20	3.50%	03/25/2042	9,974,732
481,383	Series 2012-29(d)	6.00% - 1M US L	04/25/2042	55,939
1,259,599	Series 2012-32	5.00%	04/25/2042	260,545
5,354,301	Series 2012-65(d)	5.98% - 1M US L	06/25/2042	878,472
5,291,290	Series 2012-92	3.50%	08/25/2042	5,409,343
3,703,371	Series 2013-19(d)	5.40% - 1M US L	03/25/2043	3,128,662
9,646,208	Series 2013-51(d)	5.40% - 1M US L	04/25/2043	8,176,652
11,465,410	Series 2014-50(d)	6.20% - 1M US L	08/25/2044	1,711,454
6,228,654	Series 2014-73(d)	6.20% - 1M US L	11/25/2044	1,080,530
3,061,365	Series 2015-59	3.00%	06/25/2041	3,089,042
9,692,864	Series 2015-79	3.00%	11/25/2045	9,031,839
2,689,475	Series 2015-9	3.00%	01/25/2045	2,708,717
7,623,297	Series 2016-72	3.00%	10/25/2046	7,051,485
12,792,518	Series 2016-72	3.00%	10/25/2046	12,008,919
	Government National Mortgage Association
84,211	Series 2004-83(d)	6.08% - 1M US L	10/20/2034	11,868
73,320	Series 2008-6(d)	6.46% - 1M US L	02/20/2038	11,442
69,302	Series 2008-67(d)	6.00% - 1M US L	08/20/2038	8,083
1,090,965	Series 2008-69(d)	7.63% - 1M US L	08/20/2038	205,311
89,446	Series 2009-10(d)	6.65% - 1M US L	02/16/2039	16,459
1,426,457	Series 2009-35	4.50%	05/20/2039	1,522,430
5,397,132	Series 2009-58(d)	6.25% - 1M US L	06/20/2039	673,500
78,166	Series 2009-6(d)	5.95% - 1M US L	02/20/2038	10,795
2,775,046	Series 2009-75	5.00%	09/20/2039	2,969,285
6,721,908	Series 2010-121(d)	6.00% - 1M US L	09/20/2040	952,121
4,252,909	Series 2010-26(d)	6.25% - 1M US L	02/20/2040	683,378
9,822,266	Series 2010-35(d)	5.68% - 1M US L	03/20/2040	1,282,731
115,511	Series 2010-61(d)	6.55% - 1M US L	09/20/2039	16,729
280,578	Series 2010-98(d)	5.78%	03/20/2039	31,259

Principal Amount/Description		Rate	Maturity	Value
$2,057,021	Series 2011-45	4.50%	03/20/2041	$2,146,211
991,522	Series 2011-69	0.00%	05/20/2041	823,848
2,688,123	Series 2011-71	4.50%	02/20/2041	2,833,988
1,842,313	Series 2011-71(d)	5.40% - 1M US L	05/20/2041	227,747
574,099	Series 2011-72(d)	6.15% - 1M US L	05/20/2041	82,633
2,922,976	Series 2011-89(d)	5.45% - 1M US L	06/20/2041	341,142
716,725	Series 2012-105(d)	6.20% - 1M US L	01/20/2041	49,375
7,705,966	Series 2013-102(d)	6.15% - 1M US L	03/20/2043	1,066,638
8,641,906	Series 2013-113(d)	6.25% - 1M US L	03/20/2043	1,081,824
10,643,377	Series 2013-122(d)	6.10% - 1M US L	08/16/2043	1,697,160
6,310,104	Series 2013-148(d)	5.68% - 1M US L	10/16/2043	920,657
11,705,111	Series 2013-186(d)	6.25% - 1M US L	02/16/2043	1,455,581
7,399,022	Series 2014-156(d)	6.25% - 1M US L	10/20/2044	1,129,952
14,172,520	Series 2014-3(d)	6.10% - 1M US L	01/20/2044	2,261,097
14,917,455	Series 2014-4(d)	6.10% - 1M US L	01/16/2044	2,241,724
10,437,577	Series 2014-5(d)	6.15% - 1M US L	07/20/2043	1,283,590
8,699,918	Series 2014-95(d)	6.25% - 1M US L	06/16/2044	1,343,141

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $291,796,117)				228,714,222

Shares/Description		Value
WARRANTS - 0.00%(j)
672	Energy XXI Gulf Coast, Inc., Strike Price 43.66, Expires 12/31/2021(a)	20

TOTAL WARRANTS
(Cost $0)		20

Shares/Description				Value
SHORT-TERM INVESTMENTS - 13.45%
Money Market Fund
275,433,310	State Street Institutional Trust (7 Day Yield 1.27%)			275,433,310
U.S. Treasury
6,050,000	United States Treasury Bills(m)	0.78%	03/08/2018	6,035,922
6,220,000	United States Treasury Bills(m)	1.24%	06/07/2018	6,180,581
				12,216,503

TOTAL SHORT-TERM INVESTMENTS
(Cost $287,650,933)				287,649,813

TOTAL INVESTMENTS - 100.07%
(Cost $2,207,346,739)				2,139,708,542
CASH SEGREGATED AT CUSTODIAN FOR TOTAL RETURN SWAP CONTRACTS - 0.02%				400,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.09)%				(1,837,710)
NET ASSETS - 100.00%				$2,138,270,832

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

1M US L - 1 Month LIBOR as of December 31, 2017 was 1.56%

3M US L - 3 Month LIBOR as of December 31, 2017 was 1.69%

6M US L - 6 Month LIBOR as of December 31, 2017 was 1.84%

(a)	Non-income producing security.
(b)	Affiliated company. See Note 9 to Notes to Financial Statements.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $188,576,936, which represents approximately 8.82% of net assets as of December 31, 2017.
(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of December 31, 2017, the aggregate fair value of those securities was $16,494,954, representing 0.77% of net assets.
(f)	Security is currently in default.
(g)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.
(j)	Less than 0.005%.
(k)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2017.
(l)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.
(m)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Quarterly Schedule of Investments.

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS
December 31, 2017 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 15.83%
41,066	Ares Dynamic Credit Allocation Fund, Inc.	$674,304
74,539	BlackRock Corporate High Yield Fund, Inc.	815,457
68,117	BlackRock Debt Strategies Fund, Inc.	796,969
32,560	Eaton Vance Limited Duration Income Fund	444,444
18,412	Invesco High Income Trust II	270,840
71,637	Invesco Senior Income Trust	314,486
40,832	Legg Mason BW Global Income Opportunities Fund, Inc.	521,425
28,328	NexPoint Credit Strategies Fund	716,415
188,676	Nuveen Credit Strategies Income Fund	1,550,917
40,958	PIMCO High Income Fund	305,547
27,384	Prudential Global Short Duration High Yield Fund, Inc.	394,603
55,988	Western Asset Emerging Markets Income Fund, Inc.	870,613
83,003	Western Asset Global High Income Fund, Inc.	848,291
296,175	Western Asset High Income Opportunity Fund, Inc.	1,501,607

TOTAL CLOSED-END FUNDS
(Cost $10,164,316)		10,025,918

COMMON STOCKS - 0.04%
3,002	Ultra Petroleum Corp.(a)	27,198

TOTAL COMMON STOCKS
(Cost $51,695)		27,198

PREFERRED STOCKS - 0.12%
75	Sequa Corp., 7.000%, 12/31/2049(a)(b)(c)	75,000

TOTAL PREFERRED STOCKS
(Cost $75,058)		75,000

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 55.45%(d)
Canada - 0.70%
$79,000	GFL Environmental, Inc., Initial Term Loan	3M US L + 2.75%, 1.00% Floor	09/29/2023	79,494
144,931	Hudson's Bay Company, Initial Term Loan	3M US L + 3.25%, 1.00% Floor	09/30/2022	141,942
99,042	New Red Finance, Inc. (aka Burger King/Tim Hortons), Term B-3 Loan	3M US L + 2.25%, 2.00% Floor	02/16/2024	99,121
121,409	Valeant Pharmaceuticals International, Inc., Series F Tranche B Term Loan	1M US L + 3.50%, 0.75% Floor	04/01/2022	123,278
				443,835
Denmark - 1.27%
364,560	Faerch Plast Group A/S, Second Lien Term Loan	3M EUR L + 4.50%, 0.50% Floor	08/23/2024	494,672

Principal Amount/Description		Rate	Maturity	Value
$260,000	Nets A/S (Evergood 4 APS), First Lien Term B1E Loan(e)	3M EUR L + 3.25%	11/28/2024	$313,326
				807,998
France - 3.70%
300,000	Cerba Healthcare (Newco SAB Bidco SASU), First Lien Term Loan	3M EUR L + 3.00%	04/22/2024	359,980
235,000	Ceva Sante Animale S.A. (Financiere Top Mendel), First Lien Term B Loan	3M EUR L + 3.00%	06/30/2021	282,653
130,000	Financiere Labeyrie Fine Foods, Facility B1 Loan	3M EUR L + 4.25%	05/23/2023	157,605
410,000	Financiere Verdi II S.A.S., Term Loan	3M GBP L + 4.75%	07/21/2023	557,022
144,380	Generale de Sante, Facility B1A Term Loan	3M EUR L + 3.125%	10/03/2022	175,671
245,000	Oberthur Technologies Holding S.A.S. (fka OT Frencho 1 SAS), Facility B Term Loan	3M EUR L + 3.75%	01/10/2024	291,760
199,000	SFR Group S.A. (Ypso France SAS), Term B11 Loan	3M US L + 2.75%	07/31/2025	190,891
273,545	Verallia Packaging S.A.S. (fka Horizon Holdings III), Facility B Loan	6M EUR L + 3.00%	10/31/2022	327,820
				2,343,402
Germany - 1.74%
190,000	A&O Hotels and Hostels Holding AG Term B Loan(e)	3M EUR + 3.75%	12/20/2024	230,536
120,000	Befesa SA, First Lien Term B Loan(e)	3M EUR + 2.75%	10/19/2022	145,153
130,240	Coherent Holding GmbH, Euro Term Loan	3M EUR L + 2.25%, 0.75% Floor	11/07/2023	157,901
170,000	CTC AcquiCo GmbH, Term Loan(e)	3M US L + 3.25%	11/29/2024	170,425
101,078	Orion Engineered Carbons GmbH, Initial Euro Term Loan	3M EUR L + 2.50%	07/25/2024	122,203
230,000	Tele Columbus AG, Facility A Loan	6M EUR L + 3.00%	10/15/2024	276,359
				1,102,577
Great Britain - 2.98%
99,750	Belmond Interfin, Ltd. (fka Orient-Express Hotels Interfin, Ltd.), Euro Term Loan	1M EUR L + 3.00%	07/03/2024	120,807
310,000	Ineos Finance PLC, First Lien Term B Loan	1M EUR L + 2.00%, 0.50% Floor	04/01/2024	371,768
215,000	Intervias Finco, Ltd. (fka Optima Sub-Finco, Inc.), Facility D1 Great Britain Term Loan	3M GBP L + 5.00%	01/30/2023	292,188
250,000	LGC Science Holdings, Ltd. (fka Figaro Bidco, Ltd.), Facility Term B-3 Loan	1M US L + 3.75%	03/08/2023	250,937
200,000	LSF9 Robin Investments, Ltd., Facility B3 Term Loan	3M GBP L + 4.00%	12/14/2023	270,649
155,000	Onex Eagle Acquisition Company, Ltd., Facility B Tranche 2 Term Loan	6M EUR L + 4.25%	03/12/2022	179,933
160,000	Richmond UK Holdco, Ltd., Facility B Term Loan	1M GBP L + 4.25%	03/03/2024	214,944
155,000	Shilton Bidco, Ltd., Facility B1 Term Loan	3M EUR L + 3.25%	07/12/2024	186,209
				1,887,435
Ireland - 0.40%
210,000	Fintrax Group Holdings, Ltd., Term Loan B(e)	3M EUR L + 3.75%	12/13/2024	252,835

Principal Amount/Description		Rate	Maturity	Value
Jersey - 0.24%
$150,000	Capri Acquisitions BidCo Ltd., Initial Dollar Term Loan	3M US L + 3.25%	11/01/2024	$150,164

Luxembourg - 3.86%
150,000	Altice Financing S.A., Term Loan	3M US L + 2.75%	01/31/2026	147,263
282,043	Auris Luxembourg III S.a.r.l. (aka Siemens Audiology), Facility B7 Term Loan	3M US L + 3.00%, 1.00% Floor	01/17/2022	284,732
200,000	Delta 2 (Lux) S.a.r.l., Facility B3 Term Loan	3M US L + 3.00%, 1.00% Floor	02/01/2024	201,375
200,000	Delta 2 (Lux) S.a.r.l., Facility B3 Term Loan	3M US L + 3.00%, 1.00% Floor	02/01/2024	201,375
338,706	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan	3M US L + 2.75%, 1.00% Floor	06/30/2019	338,336
300,000	Invent Farma, First Lien Term B Loan	2M EUR L + 3.75%	08/24/2023	356,582
200,000	SIG Combibloc Holdings S.C.A. (fka Onex Wizard Acquisition Company II S.C.A.), Repriced Euro Term Loan	1M EUR L + 3.25%	03/11/2022	241,308
109,616	SIG Combibloc Holdings SCA (fka Onex Wizard Acquisition Company II SCA), Initial Euro Term Loan	1M EUR L + 3.00%, 1.00% Floor	03/11/2022	110,270
106,425	Signode Industrial Group Lux S.A. (Signode Industrial Group US, Inc.), Initial Euro Term Loan	3M EUR L + 3.00%, 1.00% Floor	05/01/2021	128,492
360,000	Telenet International Finance S.a.r.l., Term Loan	3M EUR + 2.75%	12/15/2027	434,538
				2,444,271
Netherlands - 4.40%
283,418	Action Holding BV (fka Peer Holdings BV), Term B Loan	1M EUR L + 3.25%	02/25/2022	342,057
220,000	Diamond (BC) BV, Initial Euro Term Loan	2M EUR L + 3.25%	09/06/2024	264,352
100,000	Diamond (BC) BV, Initial Term Loan	2M US L + 3.00%	09/06/2024	100,251
360,000	Fugue Finance BV, Initial Term Loan	3M EUR L + 3.25%	09/02/2024	432,929
43,748	Jacobs Douwe Egberts International BV (fka Charger OpCo BV), Term B-5 EUR Loan	3M EUR L + 2.00%, 0.75% Floor	07/01/2022	52,898
75,000	Jacobs Douwe Egberts International BV (fka Charger OpCo BV), Term B-5 USD Loan	3M US L + 2.25%	07/04/2022	75,453
385,685	MacDermid Agricultural Solutions Holdings BV, Euro Tranche C-5 Term Loan	1M EUR L + 2.75%, 0.75% Floor	06/07/2023	465,824
226,565	Mediq BV (fka Media N.V.), Facility B3 Loan	3M EUR L + 4.50%	02/28/2022	271,539
219,450	NEP Europe Finco B.V., First Lien Euro Term Loan	3M EUR L + 3.00%, 0.75% Floor	01/03/2024	266,271
99,750	Playa Resorts Holding BV, Initial Term Loan	3M US L + 3.00%, 1.00% Floor	04/29/2024	100,363
350,000	Refresco Group NV, Term B Loan(e)	3M US L + 3.25%	12/13/2024	419,249
				2,791,186
Spain - 0.34%
180,000	Ufinet Telecom Holdings S.L.U. (fka Livister Investments S.L.U.), Facility B Term Loan Retired	3M EUR L + 3.50%	06/30/2023	217,053

Principal Amount/Description		Rate	Maturity	Value
Sweden - 1.93%
$220,000	Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Facility B Term Loan	3M EUR L + 3.25%	07/04/2024	$263,753
370,000	Unilabs Diagnostics AB, Term B Loan	6M EUR L + 3.00%	04/19/2024	443,585
430,000	Verisure Holding AB, Facility B1E Loan	3M EUR L + 3.00%	10/21/2022	513,826
				1,221,164
United States - 33.89%
265,674	Access CIG LLC, First Lien Term B Loan	1M US L + 5.00%, 1.00% Floor	10/18/2021	268,331
342,242	Acuity Specialty Products, Inc. (aka Zep, Inc.), First Lien Term Loan	3M US L + 4.00%, 1.00% Floor	08/12/2024	345,523
98,985	ADMI Corp. (aka Aspen Dental), Initial Term Loan	3M US L + 3.75%, 1.00% Floor	04/29/2022	100,068
99,745	Air Medical Group Holdings, Inc., Initial Term Loan	3M US L + 3.25%, 1.00% Floor	04/28/2022	99,522
99,748	Air Medical Group Holdings, Inc., New Term Loan	3M US L + 4.00%, 1.00% Floor	04/28/2022	99,885
79,200	A-L Parent LLC (aka Learfield Communications), First Lien Term Loan	1M US L + 3.25%, 1.00% Floor	12/01/2023	79,893
99,250	AlixPartners LLP, Refinancing Term Loan	3M US L + 2.75%, 1.00% Floor	04/04/2024	99,906
98,997	Allnex (Luxembourg) & Cy S.C.A. (fka Al Chem & Cy S.C.A.), Tranche B-2 Term Loan	3M US L + 3.25%, 0.75% Floor	09/13/2023	99,709
99,750	Alphabet Holding Company, Inc. (aka Nature's Bounty), First Lien Initial Term Loan	1M US L + 3.50%	09/26/2024	96,757
99,500	Altice US Finance I Corp., Refinancing Term Loan	1M US L + 2.25%	07/28/2025	99,272
104,213	American Builders & Contractors Supply Co., Inc., Term B-1 Loan	1M US L + 2.50%, 0.75% Floor	10/31/2023	104,779
247,424	American Renal Holdings, Inc., Term B Loan	1M US L + 3.25%	06/21/2024	245,775
140,078	American Rock Salt Co. LLC, First Lien Term Loan	3M US L + 3.75%, 1.00% Floor	05/20/2021	140,078
149,625	Applied Systems, Inc., First Lien Term B Loan	3M US L + 3.25%, 1.00% Floor	09/19/2024	151,402
250,000	Aramark Services, Inc., First Lien Term B2 Loan	3M US L + 2.00%	03/07/2025	251,603
99,750	Ascend Learning, LLC, Term B Loan	1M US L + 3.25%, 1.00% Floor	07/12/2024	100,457
181,850	Asurion, LLC (fka Asurion Corp.), Amendment No. 14 Term Loan	3M US L + 2.75%	08/04/2022	182,987
150,000	Atlantic Broadband Finance LLC, Term Loan(e)	3M US L + 2.375%	08/09/2024	149,824
250,000	Avantor Performance Materials Holdings, Inc., Covenant Lite Term Loan	1M US L + 4.00%, 1.00% Floor	11/21/2024	251,485
150,000	Badger Finance, LLC, Initial Term Loan	3M US L + 4.00%, 1.00% Floor	09/30/2024	151,032
365,000	Bass Pro Group LLC, Initial Term Loan	1M US L + 5.00%, 0.75% Floor	09/25/2024	364,544
200,000	BCP Renaissance Parent LLC, Term B Loan	3M US L + 4.00%, 1.00% Floor	10/31/2024	202,650
170,545	BCPE Eagle Buyer LLC, Initial First Lien Term Loan	1M US L + 4.25%, 1.00% Floor	03/16/2024	167,134
200,000	Beacon Roofing Supply, Inc., Initial Term Loan(e)	3M US L + 3.82%	01/02/2025	200,854

Principal Amount/Description		Rate	Maturity	Value
$150,000	Belron Finance US LLC, Initial Term B Loan	3M US L + 2.50%	11/07/2024	$151,758
100,000	Berry Global, Inc., (fka Berry Plastics Corp.), Term O Loan	3M US L + 2.00%	02/08/2020	100,547
100,000	Berry Global, Inc., (fka Berry Plastics Corp.), Term P Loan	3M US L + 2.00%	01/06/2021	100,458
99,750	Big River Steel LLC, Closing Date Term Loan	3M US L + 5.00%, 1.00% Floor	08/23/2023	100,872
92,527	Boyd Gaming Corp., Refinancing Term B Loan	1W US L + 2.50%	09/15/2023	93,151
129,000	Caesars Entertainment Operating Co., Inc. (fka Harrah's Operating Co., Inc.), Term Loan	1M US L + 2.50%	10/06/2024	129,303
250,000	Caesars Resort Collection, LLC (fka Caesars Growth Properties Holdings, LLC), Term B Loan	3M US L + 2.75%	12/22/2024	251,429
79,004	Camelot U.S. Acquisition 1 Co. (aka Thomson Reuters Intellectual Property & Science), New Term Loan	1M US L + 3.25%, 1.00% Floor	10/03/2023	79,583
149,625	Canyon Valor Companies, Inc. (fka GTCR Valor Companies, Inc.), First Lien Initial Dollar Term Loan	3M US L + 4.25%	06/16/2023	151,620
130,000	Canyon Valor Companies, Inc. (fka GTCR Valor Companies, Inc.), Initial Euro Term Loan	3M EUR L + 4.25%	06/16/2023	158,515
99,250	Caraustar Industries, Inc., Refinancing Term Loan	3M US L + 5.50%, 1.00% Floor	03/14/2022	99,798
193,503	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Euro Term Loan	1M EUR L + 1.75%, 1.00% Floor	05/20/2024	235,078
221,608	Cengage Learning, Inc., Refinancing Term Loan	1M US L + 4.25%, 1.00% Floor	06/07/2023	212,159
300,000	Centurylink, Inc., Initial Term B Loan	1M US L + 2.75%	01/31/2025	289,875
250,000	Charter Communications Operating LLC, First Lien Term B Loan(e)	3M US L + 2.00%	04/13/2025	250,446
149,625	CHG Healthcare Services, Inc. (fka CHG Buyer Corp.), First Lien New Term Loan	3M US L + 3.00%	06/07/2023	151,005
200,000	Cincinnati Bell, Inc., Tranche B Term Loan	1M US L + 3.75%, 1.00% Floor	10/02/2024	202,484
76,615	CityCenter Holdings LLC, Term B Loan	1M US L + 2.50%, 0.75% Floor	04/18/2024	77,051
297,981	Communications Sales & Leasing, Inc., Shortfall Term Loan	1M US L + 3.00%, 1.00% Floor	10/24/2022	288,577
39,700	Culligan NewCo, Ltd., Tranche B-1 First Lien Term Loan	1M US L + 3.50%, 1.00% Floor	12/13/2023	39,973
199,500	Cypress Intermediate Holdings III, Inc. (fka Jaguar Holding, Inc.), First Lien Initial Term Loan	3M US L + 3.00%, 1.00% Floor	04/29/2024	200,074
250,000	Digicert Holdings, Inc., First Lien Term Loan	3M US L + 9.38%, 1.00% Floor	10/31/2024	253,515
100,000	Digicert Holdings, Inc., Second Lien Term Loan	3M US L + 8.00%, 1.00% Floor	10/31/2025	100,766
150,000	Duff & Phelps Corp., Restatement Term Loan	3M US L + 3.25%	10/12/2024	150,598
100,000	Element Materials Technology Group US Holdings, Inc., Term B2 Loan	3M US L + 3.50%, 1.00% Floor	06/28/2024	100,625
71,329	Emmis Operating Co., Term Loan	1M US L + 7.00%, 1.00% Floor	04/18/2019	69,545
434,250	Encompass Digital Media, Inc., First Lien Tranche B Term Loan	3M US L + 4.50%, 1.00% Floor	06/06/2021	413,712

Principal Amount/Description		Rate	Maturity	Value
$150,000	Encompass Digital Media, Inc., Second Lien Tranche B Term Loan	3M US L + 7.75%, 1.00% Floor	06/06/2022	$129,000
509,850	Envision Healthcare Corp. (fka Emergency Medical Corp.), Initial Term Loan	1M US L + 3.00%, 0.75% Floor	12/01/2023	511,866
148,503	ESH Hospitality, Inc., Repriced Term Loan	1M US L + 2.50%	08/30/2023	149,098
99,250	Examworks Group, Inc. (fka Gold Merger Co., Inc.), Term B-1 Loan	1M US L + 3.25%, 1.00% Floor	07/27/2023	100,036
99,747	Explorer Holdings, Inc., Initial Term Loan	3M US L + 5.00%, 1.00% Floor	05/02/2023	100,683
98,750	Freedom Mortgage Corp., Initial Term Loan	3M US L + 5.50%, 1.00% Floor	02/23/2022	100,293
163,565	GCI Holdings, Inc., New Term B Loan	1M US L + 2.25%, 0.75% Floor	02/02/2022	164,280
54,451	Genoa, a QoL Healthcare Company, LLC, Amendment No.1 First Lien Term Loan	1M US L + 3.25%, 1.00% Floor	10/30/2023	54,859
99,393	Go Daddy Operating Company, LLC (GD Finance Co., Inc.), Tranche B-1 Term Loan	1M US L + 2.25%	02/15/2024	99,771
159,069	GOBP Holdings, Inc., First Lien Incremental Term Loan	3M US L + 3.50%, 1.00% Floor	10/21/2021	159,368
238,066	Golden Nugget, Inc. (aka Landry's, Inc.), Initial Term B Loan	2M US L + 3.25%	10/04/2023	240,194
164,735	Greeneden U.S. Holdings I, LLC, Tranche B-2 Dollar Term Loan	3M US L + 3.75%	12/01/2023	165,867
150,000	Hanjin International (aka Wilshire Grand Center), Term B Loan	3M US L + 2.50%	10/19/2020	150,656
217,772	HD Supply, Inc., Term B-3 Loan	3M US L + 2.25%	08/13/2021	219,338
498,711	HUB International, Ltd., Initial Term Loan	3M US L + 3.25%, 1.00% Floor	10/02/2020	501,491
100,000	Ineos US Finance LLC, First Lien Term B Loan	3M US L + 2.00%	03/31/2024	100,245
190,000	Infor (US), Inc., (fka Lawson Software)(e)	3M US L + 3.25%	02/01/2022	228,987
146,250	Innoviva, Inc., Initial Term Loan	3M US L + 4.50%, 1.00% Floor	08/18/2022	147,347
250,000	International Car Wash Group, Ltd., Term Loan	3M US L + 3.50%, 1.00% Floor	10/03/2024	251,250
150,000	Intrawest Resort Holdings, Inc., Term B1 Loan	1M US L + 3.25%, 1.00% Floor	07/31/2024	151,360
669,541	Jaguar Holding Co. I LLC (fka Jaguar Holding Co. I), Term Loan	1M US L + 2.75%, 1.00% Floor	08/18/2022	671,329
248,125	JBS USA Lux S.A. (fka JBS USA LLC), Initial Term Loan	3M US L + 2.50%, 0.75% Floor	10/30/2022	244,186
272,492	Lifetime Fitness, Inc., Refinancing Term Loan	3M US L + 3.00%, 1.00% Floor	06/10/2022	273,798
299,250	Mcafee LLC, Term B Loan	1M US L + 4.50%	09/30/2024	298,716
150,000	MH Sub I, LLC (Micro Holding Corp.), Amendment No.2 First Lien Initial Term Loan	3M US L + 3.50%	09/13/2024	150,675
162,408	Michaels Stores, Inc., New Replacement Term B-1 Loan	3M US L + 2.75%, 3.00% Floor	01/30/2023	162,625
150,000	Mitchell International, Inc., First Lien Initial Term Loan	3M US L + 3.25%	11/29/2024	150,255
64,188	Monitronics International, Inc., Term B-2 Loan	3M US L + 5.50%, 1.00% Floor	09/30/2022	63,754
100,000	MRC Global (US), Inc., Term B Loan	1M US L + 3.50%, 1.00% Floor	09/20/2024	101,063
96,214	MTL Publishing LLC, Term B-6 Loan	1M US L + 2.25%	08/20/2023	96,503
200,000	Multi-Color Corp., Term B Loan	1M US L + 2.25%	10/31/2024	201,625

Principal Amount/Description		Rate	Maturity	Value
$334,706	Neiman Marcus Group, Inc., Other Term Loan	1M US L + 3.25%, 1.00% Floor	10/25/2020	$274,251
249,375	NVA Holdings, Inc., First Lien Term B-2 Loan	3M US L + 3.50%, 1.00% Floor	08/14/2021	251,765
100,000	Odyssey Logistics & Technology Corp., First Lien Initial Term Loan	3M US L + 4.25%, 1.00% Floor	10/12/2024	100,500
99,250	Onvoy LLC, First Lien Initial Term Loan	3M US L + 4.50%, 1.00% Floor	02/10/2024	85,355
99,741	Optiv, Inc., First Lien Initial Term Loan	3M US L + 3.25%, 1.00% Floor	02/01/2024	93,383
50,000	OSG Bulk Ships, Inc. Initial Term Loan	3M US L + 4.25%, 1.00% Floor	08/05/2019	48,500
249,449	Playcore, Inc., First Lien Term Loan	3M US L + 3.75%, 1.00% Floor	09/18/2024	251,112
199,000	Post Holdings, Inc., Series A Incremental Term Loan	1M US L + 2.25%	05/24/2024	199,960
64,513	ProAmpac PG Borrower LLC, First Lien Initial Term Loan	3M US L + 3.50%, 1.00% Floor	11/20/2023	65,138
178,650	Quikrete Holdings, Inc., First Lien Initial Term Loan	1M US L + 2.75%	11/15/2023	179,229
150,000	Red Ventures, LLC (New Imagitias, Inc.), First Lien Term Loan	1M US L + 4.00%	11/08/2024	150,094
200,000	Ring Container Technologies Group LLC, First Lien Term Loan	1M US L + 2.75%	10/31/2024	200,625
98,394	RPI Finance Trust, Initial Term B-6 Loan	3M US L + 2.00%	03/27/2023	98,936
150,000	Securus Technologies Holdings, Inc., Term Loan	2M US L + 4.50%, 1.00% Floor	11/01/2024	151,876
250,000	Sedgwick Claims Management Services, Inc., Second Lien Term Loan	3M US L + 5.75%, 1.00% Floor	02/28/2022	252,500
173,250	Servicemaster Company, LLC, Tranche C Term Loan	1M US L + 2.50%	11/08/2023	174,160
100,000	Shutterfly, Inc., Delay Draw Term Loan	3M US L + 2.50%	08/19/2024	99,958
197,500	Solenis International LP, Tranche C Term Loan	3M EUR L + 4.00%, 1.00% Floor	07/31/2021	237,958
270,875	Solera LLC, Euro Term Loan	3M EUR L + 3.00%, 0.75% Floor	03/03/2023	327,970
150,000	Staples, Inc., Closing Date Term Loan	2M US L + 4.00%, 1.00% Floor	09/12/2024	147,356
150,000	Strategic Materials Holdings Corp., First Lien Initial Term Loan	3M US L + 3.75%	11/01/2024	150,875
99,500	Team Health Holdings, Inc., Initial Term Loan	1M US L + 2.75%, 1.00% Floor	02/06/2024	97,137
150,000	TerraForm Power Operating, LLC, Term Loan	3M US L + 2.75%	11/08/2022	152,250
213,538	Toys "R" US Property Co. I LLC, Initial Term Loan	1M US L + 5.00%, 1.00% Floor	08/21/2019	194,853
107,516	Trans Union LLC, Replacement Term B-3 Loan	1M US L + 2.00%	04/10/2023	108,061
447,930	Transdigm, Inc. New Tranche E Term Loan	1M US L + 2.75%	05/14/2022	449,738
180,000	Traverse Midstream Partners LLC, Advance Term Loan	3M US L + 4.00%, 1.00% Floor	09/27/2024	182,632
200,000	Tronox Finance LLC (Tronox Blocked Borrower LLC), Initial Dollar Term Loan	3M US L + 3.00%	09/23/2024	201,500
98,927	Univision Communications, 2017 Replacement Term Loan	1M US L + 2.75%, 1.00% Floor	03/15/2024	98,749
215,000	UPC Financing Partnership, Facility AR Term Loan	1M US L + 2.50%	01/15/2026	215,180

Principal Amount/Description		Rate	Maturity	Value
$171,500	US Renal Care, Inc., First Lien Initial Term Loan	3M US L + 4.25%, 1.00% Floor	12/30/2022	$169,356
149,575	Utex Industries, Inc., First Lien Initial Term Loan	1M US L + 4.00%, 1.00% Floor	05/21/2021	147,020
55,000	Vantiv, LLC (aka Fifth Third Processing Solutions, LLC), Term B1 Loan(e)	3M US L + 2.00%	08/07/2024	55,363
195,000	Vantiv, LLC (aka Fifth Third Processing Solutions, LLC), Term B Loan	3M US L + 2.25%	08/07/2024	196,286
129,350	Veritas US, Inc. Euro Term B Loan	3M EUR L + 4.50%, 1.00% Floor	01/27/2023	156,677
36,815	Vestcom Parent Holdings, Inc., L/C Collateralized Loan	3M US L + 4.00%, 1.00% Floor	12/19/2023	37,091
167,180	Welbilt, Inc. (fka Manitowoc Foodservice, Inc.), Term B Loan	1M US L + 3.00%, 1.00% Floor	03/03/2023	168,713
230,592	Windstream Services LLC (fka Windstream Corp.), Tranche B-6 Term Loan	1M US L + 4.00%, 0.75% Floor	03/29/2021	217,286
150,000	Wrangler Buyer Corp. (aka Waste Industries USA, Inc.), Initial Term Loan	1M US L + 3.00%	09/27/2024	151,178
150,000	YI, LLC, First Lien Initial Term Loan	3M US L + 4.00%	11/07/2024	149,812
134,619	York Risk Services Holding Corp., Term Loan	1M US L + 3.75%, 1.00% Floor	10/01/2021	132,129
				21,469,017

TOTAL BANK LOANS
(Cost $34,441,418)				35,130,937

Principal Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT- 28.40%
Canada - 1.05%
$40,000	Baytex Energy Corp.(f)	5.13%	06/01/2021	38,300
25,000	Cascades, Inc.(f)	5.50%	07/15/2022	25,812
6,000	Cascades, Inc.(f)	5.75%	07/15/2023	6,225
20,000	First Quantum Minerals, Ltd.(f)	7.25%	05/15/2022	21,066
20,000	First Quantum Minerals, Ltd.(f)	7.25%	04/01/2023	21,600
50,000	goeasy, Ltd.(f)	7.88%	11/01/2022	52,313
80,000	Open Text Corp.(f)	5.63%	01/15/2023	83,700
15,000	Open Text Corp.(f)	5.88%	06/01/2026	16,200
35,000	Precision Drilling Corp.	7.75%	12/15/2023	36,925
10,000	Precision Drilling Corp.(f)	7.13%	01/15/2026	10,225
240,000	Valeant Pharmaceuticals International, Inc.(f)	5.63%	12/01/2021	235,500
20,000	Valeant Pharmaceuticals International, Inc.(f)	6.50%	03/15/2022	21,050
25,000	Valeant Pharmaceuticals International, Inc.(f)	5.88%	05/15/2023	23,219
45,000	Valeant Pharmaceuticals International, Inc.(f)	5.50%	11/01/2025	46,012
25,000	Valeant Pharmaceuticals International, Inc.(f)	9.00%	12/15/2025	26,118
				664,265
Cayman Islands - 0.25%
125,000	UPCB Finance IV, Ltd.(g)	4.00%	01/15/2027	159,434

Principal Amount/Description		Rate	Maturity	Value
France - 0.98%
$110,000	Crown European Holdings SA	2.63%	09/30/2024	$136,174
290,000	SFR Group SA(g)	5.63%	05/15/2024	363,690
100,000	SPCM SA(g)	2.88%	06/15/2023	122,276
				622,140
Germany - 0.65%
120,000	IHO Verwaltungs GmbH(h)	3.25%	09/15/2023	150,515
205,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH(g)	4.00%	01/15/2025	260,585
				411,100
Great Britain - 0.99%
150,000	Arqiva Broadcast Finance PLC(g)	9.50%	03/31/2020	211,636
200,000	Inmarsat Finance PLC(f)	6.50%	10/01/2024	203,500
130,000	Synlab Bondco PLC(f)	6.25%	07/01/2022	164,877
45,000	Tronox Finance PLC(f)	5.75%	10/01/2025	46,350
				626,363
Ireland - 1.04%
130,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(f)	4.75%	07/15/2027	177,801
50,000	James Hardie International Finance DAC(f)	4.75%	01/15/2025	50,625
5,000	Park Aerospace Holdings, Ltd.(f)	5.25%	08/15/2022	4,988
30,000	Park Aerospace Holdings, Ltd.(f)	4.50%	03/15/2023	28,725
55,000	Park Aerospace Holdings, Ltd.(f)	5.50%	02/15/2024	54,725
250,000	Virgin Media Receivables Financing Notes I DAC(g)	5.50%	09/15/2024	341,394
				658,258
Italy - 0.65%
110,000	LKQ Italia Bondco SpA(f)	3.88%	04/01/2024	144,790
230,000	Wind Tre SpA(f)	3.13%	01/20/2025	269,248
				414,038
Jersey - 0.94%
150,000	AA Bond Co., Ltd.(f)	5.50%	07/31/2022	205,457
100,000	CPUK Finance, Ltd.(g)	4.25%	08/28/2022	138,117
100,000	LHC3 PLC(f)(h)	4.13% (9.00%)	08/15/2024	122,955
100,000	Lincoln Finance, Ltd.(f)	6.88%	04/15/2021	126,206
				592,735
Luxembourg - 1.73%
105,000	Altice Luxembourg SA(g)	6.25%	02/15/2025	123,951
90,000	ArcelorMittal	6.13%	06/01/2025	104,062
150,000	Ard Finance Sa Argid(h)	6.63%	09/15/2023	192,837
90,000	Dana Financing Luxembourg S.a.r.l(f)	5.75%	04/15/2025	95,063
125,000	Hanesbrands Finance Luxembourg SCA(f)	3.50%	06/15/2024	162,400
110,000	Intelsat Jackson Holdings SA(f)	8.00%	02/15/2024	116,050
100,000	SES SA(d)(i)	4.63%	12/31/2049	128,848
35,000	Telecom Italia Capital SA	6.38%	11/15/2033	40,863
100,000	Telenet Finance VI Luxembourg SCA(g)	4.88%	07/15/2027	130,732
				1,094,806
Netherlands - 0.54%
100,000	Diamond BC BV(f)	5.63%	08/15/2025	121,137
175,000	Ziggo Bond Finance BV(g)	4.63%	01/15/2025	217,185
				338,322
Spain - 0.45%
135,000	Grifols SA(f)	3.20%	05/01/2025	165,023

Principal Amount/Description		Rate	Maturity	Value
$100,000	Grifols SA(g)	3.20%	05/01/2025	$122,240
				287,263
Sweden - 0.58%
205,000	Intrum Justitia AB(g)	3.13%	07/15/2024	247,478
100,000	Verisure Midholding AB(f)	5.75%	12/01/2023	121,655
				369,133
United States - 18.55%
65,000	Acadia Healthcare Co., Inc.	5.13%	07/01/2022	65,487
70,000	Acadia Healthcare Co., Inc.	5.63%	02/15/2023	71,400
10,000	Acadia Healthcare Co., Inc.	6.50%	03/01/2024	10,450
45,000	ACCO Brands Corp.(f)	5.25%	12/15/2024	46,350
70,000	AES Corp.	6.00%	05/15/2026	75,950
35,000	AES Corp.	5.13%	09/01/2027	36,837
45,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC	6.63%	06/15/2024	43,200
65,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC	5.75%	03/15/2025	58,987
80,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.63%	05/20/2024	83,600
30,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.50%	05/20/2025	30,450
70,000	Amsurg Corp.	5.63%	07/15/2022	71,050
20,000	Antero Resources Corp.	5.38%	11/01/2021	20,575
10,000	Antero Resources Corp.	5.13%	12/01/2022	10,250
20,000	Antero Resources Corp.	5.63%	06/01/2023	20,900
55,000	Apex Tool Group LLC(f)	7.00%	02/01/2021	53,212
65,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(f)	10.00%	04/01/2022	70,037
10,000	Ashtead Capital, Inc.(f)	5.63%	10/01/2024	10,650
20,000	Ashtead Capital, Inc.(f)	4.38%	08/15/2027	20,350
115,000	Axalta Coating Systems(g)	4.25%	08/15/2024	148,218
5,000	B&G Foods, Inc.	4.63%	06/01/2021	5,087
100,000	B&G Foods, Inc.	5.25%	04/01/2025	101,965
30,000	Booz Allen Hamilton, Inc.(f)	5.13%	05/01/2025	30,150
85,000	Boyd Gaming Corp.	6.38%	04/01/2026	91,800
25,000	Building Materials Corp. of America(f)	5.38%	11/15/2024	26,257
55,000	Carrizo Oil & Gas, Inc.	6.25%	04/15/2023	57,337
45,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	5.13%	05/01/2023	46,012
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	5.88%	04/01/2024	26,125
75,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	5.00%	02/01/2028	73,313
25,000	Centene Corp.	6.13%	02/15/2024	26,500
65,000	CenturyLink, Inc.	5.63%	04/01/2025	59,394
80,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.(f)	5.75%	03/01/2025	80,300
40,000	Chemours Co.	5.38%	05/15/2027	41,500
60,000	Cheniere Corpus Christi Holdings LLC	7.00%	06/30/2024	68,400
10,000	Cheniere Corpus Christi Holdings LLC	5.13%	06/30/2027	10,369
50,000	Chesapeake Energy Corp.	5.38%	06/15/2021	48,500
65,000	Chesapeake Energy Corp.(f)	8.00%	01/15/2025	65,731
20,000	CHS/Community Health Systems, Inc.	5.13%	08/01/2021	18,100
105,000	CHS/Community Health Systems, Inc.	6.88%	02/01/2022	60,900
65,000	CHS/Community Health Systems, Inc.	6.25%	03/31/2023	58,825
65,000	Churchill Downs, Inc.(f)	4.75%	01/15/2028	64,899

Principal Amount/Description		Rate	Maturity	Value
$190,000	CITGO Petroleum Corp.(f)	6.25%	08/15/2022	$192,375
65,000	CommScope Technologies LLC(f)	5.00%	03/15/2027	65,162
45,000	CommScope, Inc.(f)	5.50%	06/15/2024	46,969
10,000	CoreCivic, Inc.	5.00%	10/15/2022	10,500
60,000	CoreCivic, Inc.	4.63%	05/01/2023	61,650
100,000	Cott Corp.(g)	5.50%	07/01/2024	130,272
95,000	Covanta Holding Corp.	6.38%	10/01/2022	97,375
10,000	Covanta Holding Corp.	5.88%	07/01/2025	10,075
40,000	Crownrock LP / CrownRock Finance, Inc.(f)	5.63%	10/15/2025	40,300
115,000	CSC Holdings LLC(f)	5.50%	04/15/2027	117,587
75,000	DaVita HealthCare Partners, Inc.	5.13%	07/15/2024	75,891
5,000	DaVita HealthCare Partners, Inc.	5.00%	05/01/2025	5,011
85,000	DBP Holding Corp.(f)	7.75%	10/15/2020	47,600
35,000	DISH DBS Corp.	5.88%	07/15/2022	35,306
5,000	DISH DBS Corp.	5.88%	11/15/2024	4,881
35,000	DISH DBS Corp.	7.75%	07/01/2026	36,925
45,000	DISH DBS Corp.	5.00%	03/15/2023	42,919
55,000	Dynegy, Inc.	6.75%	11/01/2019	56,650
85,000	Eldorado Resorts, Inc.	6.00%	04/01/2025	89,250
45,000	Endeavor Energy Resources LP / EER Finance, Inc.(f)	5.50%	01/30/2026	45,900
35,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc.(f)	6.00%	07/15/2023	27,650
50,000	Endo Finance LLC(f)	5.75%	01/15/2022	41,875
5,000	Energy Transfer Equity LP	5.88%	01/15/2024	5,275
70,000	EnerSys(f)	5.00%	04/30/2023	73,412
65,000	Envision Healthcare Corp.(f)	5.13%	07/01/2022	63,375
125,000	Equinix, Inc.	2.88%	02/01/2026	150,240
90,000	ESH Hospitality, Inc.(f)	5.25%	05/01/2025	91,125
50,000	Extraction Oil & Gas, Inc.(f)	7.38%	05/15/2024	53,625
20,000	FBM Finance, Inc.(f)	8.25%	08/15/2021	21,350
45,000	First Data Corp.(f)	7.00%	12/01/2023	47,700
175,000	First Data Corp.(f)	5.75%	01/15/2024	182,394
80,000	First Quality Finance Co., Inc.(f)	4.63%	05/15/2021	81,000
10,000	First Quality Finance Co., Inc.(f)	5.00%	07/01/2025	10,225
25,000	Flex Acquisition Co., Inc.(f)	6.88%	01/15/2025	25,937
90,000	Flexi-Van Leasing, Inc.(f)	7.88%	08/15/2018	90,000
120,000	Frontier Communications Corp.	6.88%	01/15/2025	78,300
40,000	Gates Global LLC / Gates Global Co.(f)	6.00%	07/15/2022	41,100
70,000	GEO Group, Inc.	5.13%	04/01/2023	70,350
110,000	Golden Nugget, Inc.(f)	6.75%	10/15/2024	112,200
50,000	Grinding Media, Inc. / MC Grinding Media Canada, Inc.(f)	7.38%	12/15/2023	53,810
70,000	Gulfport Energy Corp.	6.63%	05/01/2023	71,750
80,000	H&E Equipment Services, Inc.(f)	5.63%	09/01/2025	83,800
135,000	HCA Healthcare, Inc.	6.25%	02/15/2021	143,437
10,000	HCA, Inc.	5.25%	06/15/2026	10,625
110,000	HCA, Inc.	5.88%	05/01/2023	117,700
5,000	HealthSouth Corp.	5.13%	03/15/2023	5,137
80,000	HealthSouth Corp.	5.75%	11/01/2024	82,200
45,000	HUB International, Ltd.(f)	7.88%	10/01/2021	46,912
45,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.(f)	6.38%	12/15/2025	45,117
110,000	Ingles Markets, Inc.	5.75%	06/15/2023	111,925
65,000	Iron Mountain Inc.(f)	4.88%	09/15/2027	65,325
100,000	Iron Mountain, Inc.(f)	3.00%	01/15/2025	122,485
100,000	Iron Mountain, Inc.(g)	3.00%	01/15/2025	122,485

Principal Amount/Description		Rate	Maturity	Value
$60,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC(f)	6.38%	08/01/2023	$60,750
10,000	JBS USA LUX SA / JBS USA Finance, Inc.(f)	8.25%	02/01/2020	10,055
70,000	JBS USA LUX SA / JBS USA Finance, Inc.(f)	7.25%	06/01/2021	71,487
85,000	Kennedy-Wilson, Inc.	5.88%	04/01/2024	87,975
55,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(f)	5.00%	06/01/2024	56,856
50,000	Kraton Polymers LLC / Kraton Polymers Capital Corp.(f)	7.00%	04/15/2025	53,750
55,000	Lamar Media Corp.	5.75%	02/01/2026	58,919
5,000	Laredo Petroleum, Inc.	5.63%	01/15/2022	5,075
45,000	Laredo Petroleum, Inc.	6.25%	03/15/2023	46,813
80,000	Level 3 Financing, Inc.	5.13%	05/01/2023	80,400
20,000	Level 3 Financing, Inc.	5.38%	01/15/2024	20,025
100,000	Levi Strauss & Co.	3.38%	03/15/2027	126,404
30,000	LifePoint Health, Inc.	5.88%	12/01/2023	30,412
75,000	LifePoint Health, Inc.	5.38%	05/01/2024	74,719
55,000	Masonite International Corp.(f)	5.63%	03/15/2023	57,767
70,000	MPT Operating Partnership LP / MPT Finance Corp.	6.38%	03/01/2024	74,375
55,000	Nabors Industries, Inc.	5.50%	01/15/2023	53,488
10,000	Navient Corp.	6.50%	06/15/2022	10,503
99,512	Neiman Marcus Group, Ltd. LLC(f)(h)	8.75% (9.50%)	10/15/2021	53,717
65,000	Nielsen Finance LLC / Nielsen Finance Co.(f)	5.00%	04/15/2022	67,031
35,000	Novelis Corp.(f)	6.25%	08/15/2024	36,750
40,000	Novelis Corp.(f)	5.88%	09/30/2026	40,900
85,000	NRG Yield Operating LLC	5.00%	09/15/2026	86,700
70,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	72,013
20,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	20,525
60,000	Olin Corp.	5.13%	09/15/2027	63,300
95,000	Party City Holdings, Inc.(f)	6.13%	08/15/2023	98,563
60,000	PDC Energy(f)	5.75%	05/15/2026	61,575
60,000	Performance Food Group, Inc.(f)	5.50%	06/01/2024	62,100
65,000	Petsmart, Inc.(f)	7.13%	03/15/2023	38,837
60,000	PetSmart, Inc.(f)	5.88%	06/01/2025	46,350
25,000	PetSmart, Inc.(f)	8.88%	06/01/2025	15,188
65,000	PHI, Inc.	5.25%	03/15/2019	65,078
40,000	Pilgrim's Pride Corp.(f)	5.75%	03/15/2025	41,300
95,000	Plantronics, Inc.(f)	5.50%	05/31/2023	98,919
20,000	Post Holdings, Inc.(f)	5.50%	03/01/2025	20,750
40,000	Post Holdings, Inc.(f)	5.00%	08/15/2026	39,450
35,000	Post Holdings, Inc.(f)	5.63%	01/15/2028	35,175
100,000	PSPC Escrow Corp.(g)	6.00%	02/01/2023	126,001
30,000	Quicken Loans, Inc.(f)	5.75%	05/01/2025	31,200
60,000	Quicken Loans, Inc.(f)	5.25%	01/15/2028	59,382
20,000	Range Resources Corp.	5.00%	08/15/2022	20,000
20,000	Range Resources Corp.	4.88%	05/15/2025	19,400
65,000	RBS Global, Inc. / Rexnord LLC(f)	4.88%	12/15/2025	65,813
25,000	Rent-A-Center, Inc.	6.63%	11/15/2020	24,000
45,000	Rent-A-Center, Inc.	4.75%	05/01/2021	42,750
40,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC(f)	5.13%	07/15/2023	41,450
35,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC(f)	7.00%	07/15/2024	37,550
82,374	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.75%	10/15/2020	83,713

Principal Amount/Description		Rate	Maturity	Value
$50,000	RHP Hotel Properties LP / RHP Finance Corp.	5.00%	04/15/2023	$51,375
110,000	Rite Aid Corp.(f)	6.13%	04/01/2023	99,688
100,000	SBA Communications Corp.	4.88%	09/01/2024	103,000
95,000	Scientific Games International, Inc.(f)	7.00%	01/01/2022	100,344
15,000	SESI LLC	7.13%	12/15/2021	15,394
50,000	SESI LLC(f)	7.75%	09/15/2024	53,250
150,000	Silgan Holdings, Inc.(f)	3.25%	03/15/2025	188,086
70,000	Sirius XM Radio, Inc.(f)	5.00%	08/01/2027	70,525
85,000	Six Flags Entertainment Corp.(f)	4.88%	07/31/2024	86,488
20,000	SM Energy Co.	6.13%	11/15/2022	20,475
10,000	SM Energy Co.	5.00%	01/15/2024	9,694
10,000	SM Energy Co.	5.63%	06/01/2025	9,750
10,000	SM Energy Co.	6.75%	09/15/2026	10,350
35,000	Sonic Automotive, Inc.	6.13%	03/15/2027	34,913
55,000	Sotheby's(f)	4.88%	12/15/2025	54,381
70,000	Southwestern Energy Co.	7.50%	04/01/2026	74,463
85,000	Sprint Capital Corp.	6.88%	11/15/2028	85,744
135,000	Sprint Communications, Inc.	6.00%	11/15/2022	135,338
145,000	Sprint Corp.	7.25%	09/15/2021	153,881
5,000	SS&C Technologies Holdings, Inc.	5.88%	07/15/2023	5,300
35,000	Standard Industries, Inc.(f)	5.50%	02/15/2023	36,575
90,000	Standard Industries, Inc.(f)	6.00%	10/15/2025	96,525
35,000	Suburban Propane Partners LP / Suburban Energy Finance Corp.	5.75%	03/01/2025	34,738
70,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88%	03/01/2027	68,775
115,000	Summit Materials LLC / Summit Materials Finance Corp.	6.13%	07/15/2023	120,175
85,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.(f)	7.50%	06/15/2025	89,250
65,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.75%	03/15/2024	69,956
25,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	5.13%	02/01/2025	25,688
10,000	Tempur Sealy International, Inc.	5.63%	10/15/2023	10,450
95,000	Tempur Sealy International, Inc.	5.50%	06/15/2026	97,632
65,000	Tenet Healthcare Corp.(f)	7.50%	01/01/2022	68,494
45,000	Tenet Healthcare Corp.	6.75%	06/15/2023	43,819
115,000	Tenet Healthcare Corp.(f)	5.13%	05/01/2025	112,556
50,000	Tenneco, Inc.	5.38%	12/15/2024	52,625
25,000	Terraform Power Operating LLC(f)	4.25%	01/31/2023	24,844
30,000	Terraform Power Operating LLC(f)	5.00%	01/31/2028	29,737
25,000	T-Mobile USA, Inc.	6.00%	03/01/2023	26,237
85,000	T-Mobile USA, Inc.	6.00%	04/15/2024	90,313
55,000	TMS International Corp.(f)	7.25%	08/15/2025	57,613
55,000	TransDigm, Inc.	6.50%	05/15/2025	56,375
55,000	TreeHouse Foods, Inc.(f)	6.00%	02/15/2024	57,475
55,000	TriMas Corp.(f)	4.88%	10/15/2025	55,309
80,000	Tronox Finance LLC(f)	7.50%	03/15/2022	83,800
15,000	Ultra Resources, Inc.(f)	6.88%	04/15/2022	15,094
80,000	United Rentals North America, Inc.	5.50%	07/15/2025	85,100
40,000	United Rentals North America, Inc.	5.88%	09/15/2026	42,950
110,000	Univision Communications, Inc.(f)	5.13%	05/15/2023	110,000
100,000	ViaSat, Inc.(f)	5.63%	09/15/2025	101,250
60,000	Walter Investment Management Corp.(j)	7.88%	12/15/2021	36,600
100,000	Watco Cos. LLC / Watco Finance Corp.(f)	6.38%	04/01/2023	104,000

Principal Amount/Description		Rate	Maturity	Value
$40,000	Weatherford International, Ltd.	7.75%	06/15/2021	$40,925
5,000	Weatherford International, Ltd.	4.50%	04/15/2022	4,550
5,000	Weatherford International, Ltd.	8.25%	06/15/2023	5,063
45,000	Whiting Petroleum Corp.(f)	6.63%	01/15/2026	45,956
120,000	WMG Acquisition Corp.(f)	4.13%	11/01/2024	152,332
70,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.(f)	5.25%	05/15/2027	71,050
				11,753,379

TOTAL HIGH YIELD DEBT
(Cost $17,656,039)				17,991,236

Shares/Description		Value
SHORT-TERM INVESTMENTS - 2.34%
1,484,558	State Street Institutional Trust (7 Day Yield 1.27%)	1,484,558

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,484,558)		1,484,558

TOTAL INVESTMENTS - 102.18%
(Cost $63,873,084)		64,734,847
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS AND TOTAL RETURN SWAP CONTRACTS - 0.51%		326,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.69)%		(1,706,974)
NET ASSETS - 100.00%		$63,353,873

126,190.55

(a)	Non-income producing security.
(b)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees. Total fair value of the security is $75,000, which represents approximately 0.12% of net assets as of December 31, 2017.
(c)	The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	All or a portion of this position has not settled as of December 31, 2017. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $8,825,898, which represents approximately 13.93% of net assets as of December 31, 2017.
(g)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of December 31, 2017, the aggregate fair value of those securities was $2,965,694, representing 4.68% of net assets.
(h)	Pay-in-kind securities - Rate paid in-kind is shown in parenthesis.
(i)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(j)	Security is currently in default.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
	Foreign	Contracted	Contract	Settlement	Current	Appreciation/
Counterparty	Currency	Amount*	Type	Date	Value	(Depreciation)
State Street Boston	EUR	12,257,962	Sale	01/08/2018	14,712,387	(183,904)
State Street Boston	GBP	2,175,830	Sale	01/08/2018	2,938,224	(22,659)
						$(206,562)

*	The contracted amount is stated in the currency in which the security is denominated.

RiverNorth Funds	Notes to Quarterly Schedule of Investments
December 31, 2017 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedule of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2017.

Security Valuation: The Funds’ assets and other financial instruments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other: The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks, business development companies, business development company bonds and business development company senior notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight London-Interbank Offered Rate (“USD-LIBOR”) and an annual fee or various agreed upon inputs. Foreign Currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at December 31, 2017 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$183,275,239	$–	$–	$183,275,239
Business Development Companies	3,460,957	–	–	3,460,957
Common Stocks	7,675,036	–	–	7,675,036
Exchange-Traded Funds	40,512,946	–	–	40,512,946
Preferred Stocks	5,795,538	–	–	5,795,538
U.S. Government Bonds and Notes	–	15,036,682	–	15,036,682
Rights	80,179	–	–	80,179
Short-Term Investments	29,552,934	–	–	29,552,934
Warrants	84,341	–	–	84,341
Total	$270,437,170	$15,036,682	$–	$285,473,852

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$557,766,370	$–	$–	$557,766,370
Business Development Companies	32,496,582	–	–	32,496,582
Business Development Company Notes	6,488,784	2,886,498	–	9,375,282
Common Stocks	1,291,841	191,605	–	1,483,446
Open-End Funds	28,337,939	–	–	28,337,939
Preferred Stocks	35,458,292	–	–	35,458,292
Foreign Corporate Bonds	–	45,165,307	–	45,165,307
U.S. Corporate Bonds	–	60,641,953	–	60,641,953
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	7,698,712	–	7,698,712
Collateralized Loan Obligations	–	9,544,467	–	9,544,467
Non-Agency Collateralized Mortgage Obligations	–	528,018,316	–	528,018,316
U.S. Government / Agency Mortgage Backed Securities	–	228,714,222	–	228,714,222
U.S. Government Bonds and Notes	–	299,032,987	–	299,032,987
Municipal Bonds	–	8,324,834	–	8,324,834
Short-Term Investments	275,433,310	12,216,503	–	287,649,813
Warrants	20	–	–	20
Total	$937,273,138	$1,202,435,404	$–	$2,139,708,542

High Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$10,025,918	$–	$–	$10,025,918
Common Stocks	27,198	–	–	27,198
Preferred Stocks	–	–	75,000	75,000
Bank Loans	–	35,130,937	–	35,130,937
High Yield Debt	–	17,991,236	–	17,991,236
Short-Term Investments	1,484,558	–	–	1,484,558
Total	$11,537,674	$53,122,173	$75,000	$64,734,847

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
High Income Fund (continued)
	Valuation Inputs (continued)
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Liabilities
Forward Foreign Currency Contracts	$–	$(206,562)	$–	$(206,562)
Total	$–	$(206,562)	$–	$(206,562)

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

There were no transfers between Levels during the current period presented.

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the three months ended December 31, 2017, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Total Return Swaps

Certain Funds may enter into total return swaps. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash periodically. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. Generally, the basis of the total return swap is the unamortized premium received or paid. The periodic swap payments received or made by the Funds are recorded in the Statement of Operations as realized gains or losses, respectively. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. In addition, if the reference asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the Adviser. The Funds may use its own net asset value or the net asset value of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to a Fund.

If required by the swap agreement, the Funds, have segregated sufficient assets as collateral to satisfy the current obligations with respect to total return swaps.

5. loan participations and assignments

The High Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The High Income Fund will normally invest in corporate debt issuers in North America and Europe. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. At December 31, 2017, the High Income Fund had $2,663,125 in unsettled domestic and foreign loan commitments.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the three months ended December 31, 2017 were as follows:

Strategic Income Fund

Security Name	Share Balance Balance as of September 30, 2017	Purchases	Sales	Share Balance as of December 31, 2017	Market Value as of December 31, 2017	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
RiverNorth/Oaktree High Income Fund, Class I	2,893,133	25,536	-	2 ,918,669	$28,337,939	$247,882	146,647	$-
					$28,337,939	$247,882		$-

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date: March 1, 2018

By:	s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date: March 1, 2018